As filed with the Securities and Exchange Commission on October 7, 2005

Registration No. 33-13954

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 61        [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [   ]

Amendment No. 62       [X]

(Check appropriate box or boxes)

Pacific Select Fund

(Exact Name of Registrant as Specified in Charter)

700 Newport Center Drive, P.O. Box 7500, Newport Beach, CA 92660

(Address of Principal Executive Offices )	(Zip Code)

Registrant’s Telephone Number, including Area Code:       (949) 219-6767

Robin S. Yonis
Vice President and Investment Counsel of
Pacific Life Insurance Company
700 Newport Center Drive
Post Office Box 9000
Newport Beach, CA 92660
(Name and Address of Agent for Service)

Copies to:

Jeffrey S. Puretz, Esq.
Dechert LLP
1775 Eye Street, N.W.
Washington, D.C. 20006-2401

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box)

     [   ]   immediately upon filing pursuant to paragraph (b)

     [   ]  on            pursuant to paragraph (b)

     [X]  60 days after filing pursuant to paragraph (a)(1)

     [   ]  on (date) pursuant to paragraph (a)(1)

     [   ]   75 days after filing pursuant to paragraph (a)(2)

     [   ]  on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

     [   ]  this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PACIFIC SELECT FUND SUPPLEMENT DATED [                    ], 2005 TO THE PROSPECTUS
FOR PACIFIC SELECT FUND DATED MAY 1, 2005

This supplement revises the fund’s prospectus and restates information contained in the supplements dated August 15, 2005 and October 1, 2005. The changes within this supplement are effective January 1, 2006, unless otherwise stated. This supplement must be preceded or accompanied by the Pacific Select Fund prospectus dated May 1, 2005, as amended. Remember to review the prospectus for other important information.

The Blue Chip Portfolio changed its name to the Large-Cap Growth Portfolio. All references to the Blue Chip Portfolio throughout the prospectus are now references to Large-Cap Growth Portfolio.

PORTFOLIOS AT A GLANCE — The information under the Blue Chip Portfolio is deleted in its entirety and replaced with the following:

		THE PORTFOLIO’S MAIN	THE PORTFOLIO’S MAIN RISKS
PORTFOLIO AND MANAGER	INVESTMENT GOAL	INVESTMENTS	AND SPECIAL CONSIDERATIONS

Large-Cap Growth Portfolio (formerly Blue Chip Portfolio) Loomis Sayles	Long-term growth of capital (current income is of secondary importance).	Equity securities of large-capitalization growth companies.	Price volatility, foreign investments, emerging markets, derivatives, synthetics, forward commitments, repurchase agreements and currency transactions and liquidity.

ABOUT THE PORTFOLIOS is amended as follows: The Blue Chip Portfolio section on pages 10 and 11 of the prospectus is deleted in its entirety and replaced with the following LARGE-CAP GROWTH PORTFOLIO information.

Investment goal — seeks long-term growth of capital; current income is of secondary importance.

Main investments — invests at least 80% of its assets in large-capitalization equity securities. The portfolio invests mainly in common stocks of large-capitalization growth companies. Large-capitalization growth companies are typically defined as those which are included in the Russell 1000 Growth Index at the time of purchase. As of August 31, 2005, the market capitalization range of the Russell 1000 Growth Index was between approximately $1.23 billion and $356 billion. A company’s “capitalization” is a measure of its size. Capitalization is calculated by multiplying the current share price by the number of shares held by investors. The portfolio manager will look for companies’ stock prices that the market has undervalued relative to future growth prospects. The portfolio manager follows a disciplined selling strategy and may sell a stock when its expected earnings or competitive situation no longer meets the portfolio manager’s expectations.

The portfolio manager typically does not consider current income when making buy/sell decisions. The portfolio may invest up to 20% of its assets in foreign securities, including emerging market countries. Canadian issuers are excluded for purposes of this limitation. The portfolio may also engage in foreign currency transactions and may purchase restricted securities.

Risks — may be affected by the following risks among others:

•	price volatility
•	foreign investments
•	emerging markets
•	derivatives, synthetics, forward commitments, repurchase agreements and currency transactions
•	liquidity

Please refer to Risks and risk definitions on page 68 of the prospectus for additional information.

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Portfolio performance — The bar chart shows how the portfolio’s performance has varied since its inception. The table below the bar chart compares portfolio performance to its benchmark indices. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results. For information on how Loomis, Sayles & Company, L.P. has managed substantially similar accounts, see Performance of comparable accounts in this supplement.

Year by year total return (%)

as of December 31 each year

Best and worst quarterly performance during this period:
2nd quarter 2003: 12.69%; 3rd quarter 2001: (18.80)%

Average annual total return		4 years/
as of December 31, 2004	1 year	Since inception

Large-Cap Growth Portfolio[1]	4.65%	(5.69)%
S&P 500 Index[2]	10.87%	(0.52)%
Russell 1000 Growth Index[3]	6.30%	(5.68)%

[1]	Loomis, Sayles & Company L.P. began managing the portfolio on January 1, 2006 and some investment policies changed at that time. Another firm managed the portfolio before that date.
[2]	The S&P 500 Index, an index of approximately 500 large-capitalization companies traded in U.S. stock markets, is the portfolio’s primary benchmark. Results include reinvested dividends.
[3]	The Russell 1000 Growth Index is an index of large companies that have high price-to-book ratios and forecasted growth values. Results include reinvested dividends.

Portfolio manager — Loomis, Sayles & Company, L.P. (Loomis Sayles)

The following individuals are jointly and primarily responsible for the day-to-day management of the portfolio:

Mark B. Baribeau, CFA, is a vice president of Loomis Sayles and joined Loomis Sayles in 1989. He has 20 years of investment experience and received a M.A. from the University of Maryland and a B.A. from the University of Vermont.
Pamela N. Czekanski, CFA, is a vice president of Loomis Sayles and joined Loomis Sayles in 1995. She has 22 years of investment experience and received a B.A. from Middlebury College.
Richard D. Skaggs, CFA, is a vice president of Loomis Sayles and joined Loomis Sayles in 1994. He has 20 years of investment experience and received a B.S. and a M.S.M. from Oakland University.

With respect to the individuals listed, the Statement of Additional Information (SAI) provides additional information about compensation, other accounts managed and ownership of securities in the portfolio.

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ABOUT THE PORTFOLIOS — Portfolio Manager subsections for the respective portfolios are amended as follows:

Information is deleted in its entirety under the AGGRESSIVE GROWTH PORTFOLIO section on page 12 and replaced with the following:

The following individuals are primarily responsible for day-to-day management of the portfolio.

James G. Birdsall, is a lead portfolio manager at AIM and has been responsible for the portfolio since 2005. He has been associated with AIM and/or its affiliates since 1995. Mr. Birdsall has over 8 years of investment experience and a BBA from Stephen F. Austin State University. In addition, he has an MBA from the University of St. Thomas. As the lead manager, Mr. Birdsall generally has final authority over all aspects of the investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Birdsall may perform these functions, and the nature of these functions, may change from time to time.
Lanny H. Sachnowitz is a senior portfolio manager at AIM and has been responsible for the portfolio since 2005. He has been associated with AIM and/or its affiliates since 1987. Mr. Sachnowitz has over 18 years of investment experience and a BS from the University of Southern California and an MBA from the University of Houston.
Kirk L. Anderson is a portfolio manager at AIM and has been responsible for the fund since 2005. He has been associated with AIM and/or its affiliates since 1994. Mr. Anderson has over 8 years of investment experience and a BA in political science from Texas A&M University, and an MS in finance from the University of Houston.

They are assisted by AIM’s Large/ Multi-Cap Growth Team, which may be comprised of portfolio managers, research analysts and other investment professionals of the advisor. Team members provide research support and make securities recommendations with respect to the portfolio, but do not have day-to-day management responsibilities with respect to the portfolio. Members of the team may change from time to time.

Information under the TECHNOLOGY PORTFOLIO regarding Trent E. Nevills is deleted.

Information is added to the MID-CAP VALUE PORTFOLIO section on page 33 as follows:

Robert A. Failla, CFA, is a Senior Vice President of Lazard Asset Management LLC, (Lazard) and a portfolio manager for the AIM U.S. Mid Cap and Strategic Equity portfolios. Prior to joining Lazard in 2003, Mr. Failla was associated with Alliance Bernstein, where he worked as a portfolio manager on a large-cap and all-cap product. He began working in the investment field in 1993. He has his MBA in Finance and Management from NYU’s Stern School of Business, and holds a BA in Psychology from Harvard.

With respect to Mr. Failla, the Statement of Additional Information (SAI) provides additional information about compensation, other accounts managed and ownership of securities in the portfolio.

Information on Mr. Simon Lee is deleted in its entirety under the HIGH YIELD BOND PORTFOLIO section on page 58 and the remaining information replaced with the following:

Michael Long is the lead portfolio manager and assistant vice president of Pacific Life. He joined Pacific Life in 1994 as an investment analyst and was promoted to his current position in 1998. Mr. Long has over 20 years experience in the financial and securities industry, including 6 years in investment analyst positions at Franklin Resources, Inc., Bradford and Marzec, Inc., and Great Northern Annuity prior to joining Pacific Life. He received a BA from the University of California, Davis and an MBA from Pepperdine University.

As the lead manager, Mr. Long generally has final authority over all aspects of the portfolio’s investments, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Long may perform these functions, and the nature of these functions, may change from time to time.

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Lori A. Johnstone is portfolio manager and assistant vice president of Pacific Life. Ms. Johnstone joined Pacific Life in 1990 as an investment analyst in high yield securities and emerging markets. She was portfolio manager of the High Yield Bond Portfolio from 1998 to 2002 and was promoted to assistant vice president in 1998. Ms. Johnstone has 19 years financial industry experience including experience at a regional broker dealer with a focus on portfolio management and in the high yield bond investment group at Columbia Savings. She received a BA in marketing from University of Southern California in 1984 and a MBA in finance from San Diego University in 1986.

With respect to the individuals listed, the Statement of Additional Information (SAI) provides additional information about compensation, other accounts managed and ownership of securities in the portfolio.

Under the RISKS AND RISK DEFINITIONS — Portfolio managers’ investment techniques and strategies are discretionary sub-section on page 68 of the prospectus, the Large-Cap Growth Portfolio is added to the first sentence of the fourth paragraph.

OTHER FUND INFORMATION — POLICY REGARDING FREQUENT TRADING is amended as follows:

The fourth paragraph of the Policy regarding frequent trading section is deleted and the following is added to the end of the section:

The fund’s board of trustees adopted a policy with respect to limitations on transfers. In connection with the use of the fund as an investment vehicle for variable annuity contracts and variable life insurance policies issued by insurance companies, effective October 1, 2005, these limitations on transfers must be enforced by any insurance company that participates in the fund, including, but not limited to, Pacific Life and PL&A, by passing through the limitations and applying them to the insurer’s variable annuity contract owners and variable life insurance policy holders (Investors), as if they were Investors investing directly in the portfolios of the fund. The limitations specified below shall apply to all Investors, whether natural persons, partnerships, corporations, limited liability companies, trusts or any other type entity; but shall not apply directly to the insurance company in its capacity as record shareholder:

1.	An Investor may not make more than 25 (twenty-five) transfers per calendar year.

2.	Once the 25 transfer limit is reached, one “safe harbor” transfer is permitted into the Money Market Portfolio.

3.	An Investor may not make more than two transfers per calendar month involving portfolios which invest primarily in international securities, which currently include the International Value, International Large-Cap, and Emerging Markets Portfolios.

4.	Transfers to or from a portfolio cannot be made before the seventh calendar day following the last transfer to or from the same portfolio. If the seventh calendar day is not a Business Day, then a transfer may not occur until the next Business Day. The day of the last transfer is not considered a calendar day for purposes of meeting this requirement. For example, if you make a transfer into the Diversified Research Portfolio on Monday, you may not make any transfers to or from that portfolio before the following Monday. Transfers to or from the Money Market Portfolio are excluded from this limitation.

5.	For purposes of 1., 2. and 3. above, multiple transfers among the portfolios of the fund on the same day count as one transfer.

6.	Insurance companies that participate in the fund may exclude certain transactions from the above limitations, including but not limited to: portfolio rebalancing, approved asset allocation service transactions, dollar cost averaging, earnings sweep, loan payments and repayments, and such other transactions as the participating insurance companies determine are appropriate and disclose such exceptions in their product prospectuses and/or offering documents.

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The following information is added to ABOUT THE PORTFOLIO MANAGERS:

Loomis, Sayles & Company, L.P., — One Financial Center, Boston, Massachusetts 02111

Loomis, Sayles & Company, L.P. (Loomis Sayles) is a subsidiary of IXIS Management North America. Loomis Sayles was founded in 1926 and is one of America’s oldest investment advisory firms with over $      billion in assets under management as of September 30, 2005. Loomis Sayles is well known for its professional research staff, which is one of the largest in the industry, and plans to devote $27 million to its research efforts in 2005.

Loomis Sayles manages the Large-Cap Growth Portfolio.

The Columbia Management Advisors, Inc. (Columbia Management) section on page 81 of the prospectus is amended to add the following paragraphs.

Due to a merger between Fleet Boston Corporation and Bank of America Corporation in 2004, Columbia Management was merged into Banc of America Capital Management, LLC, (BACAP), an affiliate under common control with Columbia Management (Merger). Simultaneous with the Merger, BACAP was renamed Columbia Management Advisors, LLC (CMA LLC) effective September 30, 2005, and serves as the portfolio manager. As a result of the Merger, there was no change in control, and there was no assignment or termination of the portfolio management agreement among and between the fund, Pacific Life and Columbia Management, under the Investment Company Act of 1940, as amended. All references to Columbia Management Advisors, Inc., throughout the prospectus are now references to Columbia Management Advisors, LLC.

Accordingly, at a meeting held on September 12, 2005, the fund’s board, including a majority of independent trustees, considered and approved (in light of the Merger) CMA LLC as successor to Columbia Management and as portfolio manager to the Technology Portfolio, effective on or about September 30, 2005. In approving the transfer of the portfolio management agreement, the board considered among other things that: (i) no changes are expected in the management of the portfolio; (ii) no changes are expected in the advisory or portfolio management fee schedules; (iii) no changes are expected in the management personnel or day-to-day operations of the portfolio as a result of the Merger; (iv) Pacific Life, the fund’s investment adviser recommended the transfer.

The Salomon Brothers Asset Management Inc (Salomon Brothers) section on page 84 of the prospectus is amended to add the following paragraphs after the first paragraph:

Citigroup, Inc., the parent company of Salomon Brothers, has agreed to sell substantially all of its worldwide asset management business (the Transaction) including the fund’s portfolio manager, Salomon Brothers, to Legg Mason, Inc. (Legg Mason).

The Transaction will result in an assignment under the Investment Company Act of 1940, of the current portfolio management agreement (Agreement), as amended, among and between Salomon Brothers, the fund, and Pacific Life. As a result, the Agreement will terminate after the transaction is complete. Generally, an assignment requires a shareholder vote of a new advisory agreement. However, under an exemptive order from the Securities and Exchange Commission, Pacific Life and the fund can hire, terminate and replace the portfolio managers (except, as a general matter, portfolio managers affiliated with Pacific Life) without shareholder approval.

Accordingly, at a meeting held on September 12, 2005, the fund’s board, including a majority of independent trustees, considered and approved (in light of the Transaction) the continuation of Salomon Brothers as portfolio manager and a new management agreement to the Large-Cap Value Portfolio. In approving this continuation and new management agreement, the board considered among other things that: (i) no changes are expected in the management of the portfolio and a new management agreement; (ii) no changes are being made to the advisory or portfolio management fee schedules; (iii) no changes are expected in the management personnel of the portfolio as a result of the Transaction; and (iv) Pacific Life, the fund’s investment adviser, recommended the continuation.

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The following information is added to the end of the ABOUT THE PORTFOLIO MANAGERS section:

Since 2003, numerous participants in the mutual fund industry have been subject to various inquiries and litigation, including, but not limited to, allegations that industry participants have engaged in or facilitated purchases of shares of mutual funds after the market close (late trading) or abusive frequent trading of fund shares for arbitrage purposes (market timing), and have used mutual fund brokerage resources to reward brokers for the sale of fund shares (directed brokerage). As discussed below, some of the managers have been the subject of formal actions or litigation relating to these matters. None of the proceedings or allegations discussed below relate to Pacific Life, Pacific Select Fund, or any series of Pacific Select Fund. This discussion is based on information provided or in use by each manager, and has not been independently verified by Pacific Life or the fund.

AIM is the manager of the Aggressive Growth and Financial Services Portfolios. AIM is a wholly-owned subsidiary of AMVESCAP PLC. In October 2004, AMVESCAP announced that final settlements had been reached with the SEC and certain state regulators to resolve civil enforcement actions and investigations related to allegations of market timing activity and related issues in certain mutual funds in the AMVESCAP family. In addition to these matters, certain entities in the AMVESCAP family have received federal and state regulatory inquiries for information related to issues including, but not necessarily limited to, market timing, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, revenue sharing, directed brokerage arrangements, and investment in securities of other registered investment companies. Multiple lawsuits, including class actions and shareholder derivative suits, have been filed against certain entities in the AMVESCAP family relating to certain of these issues.

Columbia is the manager of the Technology Portfolio. In February 2005, Columbia announced settlement agreements with the SEC and the New York Attorney General related to allegations of market timing activity in certain mutual funds in the Columbia family. Multiple lawsuits, including class actions and shareholder derivative suits, have been filed against Columbia and certain of its affiliated entities related to issues including, but not necessarily limited to, market timing, failure to file class action claims, valuation of fund portfolio securities, and compensation paid to brokers who sell shares of mutual funds in the Columbia family.

Janus is the manager of the Growth LT and Focused 30 Portfolios. In April 2004, Janus announced agreements in principle with the SEC and certain state regulators related to allegations of market timing and late trading activity in certain mutual funds in the Janus family. In addition to these matters, Janus has received federal and state regulatory inquiries for information related to issues including, but not necessarily limited to, market timing, late trading, disclosure of portfolio holdings, trading by executives in Janus fund shares, revenue sharing, cash and non-cash compensation paid to brokers, trading by Janus investment personnel in portfolio securities owned by certain Janus funds, information provided to the boards of Janus funds in connection with the review and approval of management contracts related to such funds, and distribution and sales arrangements with respect to the Janus funds. Multiple lawsuits, including class actions and shareholder derivative suits, have been filed against Janus and certain of its affiliated entities relating to certain of these issues.

MFS is the manager of the Capital Opportunities and International Large-Cap Portfolios. In February 2004, MFS announced settlement agreements with the SEC and certain state regulators related to allegations of market timing activity in certain mutual funds in the MFS family. In March 2004, MFS announced a settlement agreement with the SEC related to allegations that MFS had preferred brokerage arrangements with certain broker-dealers based on their sales of mutual funds in the MFS family. Multiple lawsuits, including class actions, have been filed against MFS and certain of its affiliated entities alleging market timing, late trading, directed brokerage, and excessive compensation.

PIMCO is the manager of the Managed Bond and Inflation Managed Portfolios. PIMCO and certain of its affiliated entities are the subject of lawsuits, including class actions and derivative claims, alleging certain market timing activity and impermissible revenue sharing activity.

Oppenheimer is the manager of the Multi-Strategy, Main Street Core, and Emerging Markets Portfolios. Class action and derivative lawsuits have been filed against Oppenheimer and certain of its affiliated companies alleging excessive fees for distribution and other services, improper use of Oppenheimer fund

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assets in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of Oppenheimer funds, and related claims.

Putnam is the manager of the Equity Income Portfolio. In April 2004, Putnam announced a settlement agreement with the SEC and the Massachusetts Securities Division related to allegations of market timing activity by certain Putnam employees and fund shareholders in certain mutual funds in the Putnam family. These allegations have formed the basis for multiple lawsuits, including class actions, against Putnam and certain of its related entities.

Based on information currently available to it, Pacific Life is not aware of any circumstances that would materially affect the ability of a manager to continue to provide to the Fund the services it has agreed to provide.

The following comparable account presentation is added to PERFORMANCE OF COMPARABLE ACCOUNTS:

LOOMIS, SAYLES & COMPANY, L.P.

The chart below does not show you the performance of the Large-Cap Growth Portfolio — it shows the performance of similar accounts managed by Loomis Sayles.

This chart shows the historical performance of the Class A shares of the Loomis Sayles Growth Fund managed by Loomis Sayles. The annual total returns and average annual total returns for the period between December 31, 1996 and September 12, 2003 are those of the Retail Class shares and for the period prior to December 31, 1996 are those of the Institutional Class shares. For all periods presented in the chart, the performance reflects the deduction of the expenses of the Class A shares. The comparable mutual fund presented in the chart has investment objectives, policies and strategies that are substantially similar to those of the Large-Cap Growth Portfolio.

The performance shows the historical track record of the portfolio manager and is not intended to imply how the Large-Cap Growth Portfolio has performed or will perform. Total returns represent past performance of the Class A shares of the comparable mutual fund and not the Large-Cap Growth Portfolio. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did.

Annual total returns/Average annual total returns for the periods ending December 31, 2004

Russell
1000
	Comparable	S&P 500	Growth
	Mutual Fund	Index	Index
Year/Period	(%) [1]	(%) [2]	(%) [3]

1/1/05-9/30/05 (not annualized)
2004
2003
2002
2001
2000
1999
1998
1997
1996
1995

1 year
5 years
10 years

[1]	This column shows performance (calculated in accordance with SEC standards) of the Loomis Sayles Growth Fund after the Class A advisory fees and operating expenses have been deducted, including custody fees and other expenses normally paid

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by mutual funds and which the Large-Cap Growth Portfolio will pay. The Large-Cap Growth Portfolio’s fees and expenses may be higher than those reflected for the comparable fund, which would reduce performance.

[2]	The S&P 500 Index, an index of approximately 500 large-capitalization companies traded in the U.S. stock markets is the portfolio’s primary benchmark. Results include reinvested dividends.

[3]	The Russell 1000 Growth Index is an index of large companies that have high price-to-book ratios and forecasted growth values. Results include reinvested dividends.

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Supplement dated                           , 2005 to the

Statement of Additional Information for the Pacific Select Fund (“Fund”)
dated May 1, 2005

      This supplement revises the Fund’s Statement of Additional Information (“SAI”) and restates information contained in the September 1, 2005 and October 1, 2005 supplements to reflect the following:

      The “Blue Chip Portfolio” has been renamed the “Large-Cap Growth Portfolio”. Accordingly, all references in the current SAI to the “Blue Chip Portfolio” are now references to the “Large-Cap Growth Portfolio”.

      “Columbia Management Advisors, Inc.” was renamed “Columbia Management Advisors, LLC”. Accordingly, all references in the current SAI to “Columbia Management Advisors, Inc.” are now references to “Columbia Management Advisors, LLC”.

Under ADDITIONAL INVESTMENT POLICIES OF THE PORTFOLIOS, the following changes are made:

      Effective January 1, 2006, the Blue Chip Portfolio subsection is moved to follow the International Value Portfolio subsection and equity and/ or debt real estate investment trusts are added after commercial paper in the first sentence of the first paragraph. Also, the following sentence is added to the second paragraph: The portfolio will not write options if, immediately after such sale, the aggregate value of securities or obligations underlying the outstanding options exceed 20% of the portfolio’s assets.

Under SECURITIES AND INVESTMENT TECHNIQUES, the following changes are made:

      Under the subsection Options, the sixth paragraph in the Purchasing and Writing Options on Securities sub-subsection is replaced with the following:

      A Portfolio may write call options and put options only if they are “covered” or if sufficient liquid assets have been segregated to allow the Portfolio to acquire the security without additional cash consideration (“secured”). Call Options. A call option written (sold) by the Portfolio is covered if the Portfolio owns the security underlying the call option or if the Portfolio holds a call option on the same security if the exercise price of the call option held (i) is equal to or less than the exercise price of the call option written or (ii) is greater than the exercise price of the call option written, if the difference is maintained by the Portfolio in segregated cash, U.S. government securities or liquid securities marked-to-market daily. The call option is also covered if the Portfolio maintains segregated cash, U.S. government securities or liquid securities marked-to-market daily with a value equal to the market value of the underlying security. Put Options. A put option written (sold) by the Portfolio is covered if the Portfolio sells short the security underlying the put option at a price equal to or greater than the exercise price, or holds a put option on the same underlying security with an exercise price equal to or greater than the exercise price of the put option written by the Portfolio. The put option is also covered if the Portfolio maintains segregated cash, U.S. government securities or liquid securities marked-to-market daily with a value equal to the exercise price of the written put option.

Under ORGANIZATION AND MANAGEMENT OF THE FUND, the following changes are made:

      Under the subsection Management Information, the information on Diane N. Ledger is replaced with the following:

Interested Persons

			Number
			of Portfolios
			in Fund
	Position(s) with the Fund	Principal Occupation(s) During Past 5 Years	Complex
Name and Age	and Length of Time Served*	(and certain additional occupation information)	Overseen**

Diane N. Ledger Year of birth 1939	Vice President and Assistant Secretary since 7/21/87	Vice President of Pacific Life (4/97 to present) and Pacific Life & Annuity Company (8/99 to present); Vice President and Assistant Secretary of Pacific Funds (6/01 to present).	55

      Glenn S. Schafer resigned as President and Trustee of the Fund, effective September 30, 2005; accordingly, all information relating to Mr. Schafer is deleted.

      Under the subsection Management Information, the following is added after the information on Thomas C. Sutton:

			Number
			of Portfolios
			in Fund
	Position(s) with the Fund	Principal Occupation(s) During Past 5 Years	Complex
Name and Age	and Length of Time Served*	(and certain additional occupation information)	Overseen**

James T. Morris Year of birth 1960	Executive Vice President since 6/08/05	Executive Vice President of Pacific Funds (6/05 to present); Chief Insurance Officer (4/05 to present) and Executive Vice President (1/02 to present), Senior Vice President (4/96 to 1/02), Vice President (4/90 to 4/96) of Pacific Life Insurance Company; Chief Insurance Officer (4/05 to present) and Executive Vice President (1/02 to present), Senior Vice President (8/99 to 1/02) of Pacific Life & Annuity Company; and Executive Vice President and Chief Insurance Officer (7/05 to present) of Pacific Mutual Holding Company and Pacific LifeCorp.	55

Independent Trustees

			Number
			of Portfolios
		Current Directorship(s) Held and	in Fund
	Position with the Fund	Principal Occupation(s) During Past 5 Years	Complex
Name and Age	and Length of Time Served*	(and certain additional occupation information)	Overseen**

Frederick L. Blackmon Year of birth 1952	Trustee since 1/01/05	Trustee of Pacific Funds; a Director of Trustmark Insurance Company; Former Executive Vice President (“EVP”) and Chief Financial Officer (“CFO”) of Zurich Life (2003); Former EVP and CFO of Alexander Hamilton Life Insurance Company (subsidiary of Household International); Former Director of Zurich Life Companies; Former member, Board of Regents, Eastern Michigan University; and Former member, Board of Governors, of Cranbrook Schools.	55
Nooruddin S. (Rudy) Veerjee Year of birth 1958	Trustee since 1/01/05	Trustee of Pacific Funds; Private investor; Formerly President of Transamerica Insurance and Investment Group (2000); Former president of Transamerica Asset Management (1997); Former Chairman and Chief Executive Officer (2000) of Transamerica Premier Funds (Mutual Fund); Former Director of various Transamerica Life companies (2000).	55

**	The “Fund Complex” consists of Pacific Select Fund (34 portfolios) and Pacific Funds (21 funds).

      Cecilia H. Herbert resigned as a Trustee of the Fund, effective June 30, 2005; accordingly, all information relating to Ms. Herbert is deleted.

      Under the subsection Board of Trustees — Committees, the last sentence of the paragraph regarding the Valuation Committee is replaced with the following:

The Valuation Committee met 1 time during the year ended December 31, 2004.

      The subsection Board of Trustees — Deferred Compensation Agreements is replaced with the following:

      Deferred Compensation Agreements. Pursuant to the Deferred Compensation Agreement, a trustee has the option to elect to defer receipt of up to 100% of his or her annual compensation payable by the Fund or any other entity considered a “single employer” under the Internal Revenue Code, and such amount is placed into a deferral account. Amounts in the deferral account are obligations of the Fund that are payable in accordance with the Deferred Compensation Agreement. A trustee who defers compensation has the option to select credit rate options that track the performance of Class A shares of the corresponding series of the Pacific Funds without a sales load. Accordingly, the market value appreciation/depreciation of a trustee’s deferral account will cause the expenses of the Fund to increase or decrease due to market fluctuations. Distributions from the trustees’ deferral accounts will be paid in a cash lump sum in January or, if a participant so elects, in up to 10 annual installments commencing in January on the earlier of either: (i) a specified date within the ten year period commencing one year after the last day of the year for which the compensation was deferred;

(ii) the year immediately following the year during which the trustee ceases to be a trustee of the Fund. If a trustee dies before his or her account is paid, the account will be paid in a lump sum within a reasonable time following notice of the trustee’s death. Effective January 1, 2005, the Deferred Compensation Agreement was frozen to permit no further deferrals. A new Deferred Compensation Agreement was adopted to comply with section 409A of the Code. The new Deferred Compensation Agreement is substantially similar to the old Deferred Compensation Agreement, but provides that a trustee may receive deferred amounts in the event of a disability or unforeseeable emergency. In addition, the new Agreement provides that a trustee may only elect to further defer amounts in a deferral account (whether or not established under the old or new Deferred Compensation Agreement) if: (i) such election is made more than 12 months prior to the date such account would otherwise be paid, and (ii) the revised date of payment selected is no earlier than five years after the date such account would otherwise have been paid.

      The following is added to the end of the subsection Board of Trustees – Beneficial Interest of Trustees:

      SEC rules require disclosure of information not already provided in the table above on the ownership of certain interests in securities of an investment adviser or principal underwriter of the Fund by each Trustee who is not an interested person of the Fund and their immediate family members. The only reportable information with respect to the Fund relates to Richard L. Nelson and his family’s trust accounts (“NFT”) and Frederick L. Blackmon. Messrs. Nelson and Blackmon serve as Independent Trustees of the Fund.

      NFT acquired approximately $120,764 of Bank of America Corporation (“B of A”) common shares on September 7 and 8, 2005. Once Mr. Nelson realized that B of A was a publicly held company affiliated with the Fund, he caused the entire position in B of A shares held in NFT to be sold on September 9, 2005.

      Mr. Blackmon has held approximately $27,137 of B of A corporate bonds since at least January 1, 2005, the commencement of his tenure as Trustee. Once Mr. Blackmon realized that B of A was a publicly held company affiliated with the Fund, he sold the entire position in B of A bonds on September 15, 2005.

      Messrs. Nelson and Blackmon are not “interested person[s],” as that term is defined in the Investment Company Act of 1940, of Pacific Life, the Investment Adviser to the Fund. As a result of holding the above-noted position, Messrs. Nelson and Blackmon may each have been an “interested person” of Columbia Management Advisors, Inc., portfolio manager to the Technology Portfolio and an indirect wholly-owned subsidiary of B of A, during the applicable time periods referenced above. Therefore, both Mr. Nelson and Mr. Blackmon may have been an “interested person” of the Technology Portfolio and the Fund during such period.

      Under the subsection Investment Adviser, the first three sentences of the third paragraph are replaced with the following:

      Pacific Life was established on January 2, 1868 under the name, “Pacific Mutual Life Insurance Company of California”. It was reincorporated as Pacific Mutual Life Insurance Company on July 22, 1936. On September 2, 1997, Pacific Life converted from a mutual life insurance company to a stock life insurance company. Pacific Life redomesticated to Nebraska on September 1, 2005. Pacific Life is a subsidiary of PacificLifeCorp, a holding company, which in turn is a subsidiary of Pacific Mutual Holding Company, a mutual holding company.

      Under the subsection Portfolio Management Agreements, the following changes are made:

      The following section replaces the disclosure and the fee tables with respect to A I M Capital Management, Inc.:

      Pursuant to a Portfolio Management Agreement, as amended, among the Fund, the Adviser, and A I M Capital Management, Inc. (“AIM”), 11 Greenway Plaza, Suite 100, Houston, TX 77046, AIM is the Portfolio Manager and provides investment advisory services to the Aggressive Growth and Financial Services

Portfolios. Effective May 1, 2005, for the services provided, Pacific Life pays a monthly fee to AIM based on an annual percentage of the average daily net assets of the Aggressive Growth and Financial Services Portfolios according to the following schedules:

Aggressive Growth Portfolio

Rate (%)	Break Point (assets)

.50%	On first $50 million
.45%	On next $50 million
.40%	On excess

Financial Services Portfolio

Rate (%)	Break Point (assets)

.50%	On first $100 million
.475%	On next $150 million
.45%	On next $250 million
.425%	On excess

      For the services provided for the period of May 1, 2003 through April 30, 2005, for the Aggressive Growth Portfolio, Pacific Life paid a monthly fee to AIM based on an annual percentage of the average daily net assets of the Aggressive Growth Portfolio according to the following schedule:

Aggressive Growth Portfolio

Rate (%)	Break Point (assets)

.55%	On first $50 million
.50%	On next $50 million
.45%	On excess

      For the services provided for the period of January 2, 2001 through April 30, 2003, for the Aggressive Growth Portfolio, Pacific Life paid a monthly fee to AIM based on an annual percentage of the average daily net assets of the Aggressive Growth Portfolio according to the following schedule:

Aggressive Growth Portfolio

Rate (%)	Break Point (assets)

.60%	On first $500 million
.55%	On excess

      The following disclosure is added after the section on Lazard Asset Management LLC:

      Pursuant to a Portfolio Management Agreement among the Fund, the Adviser, and Loomis, Sayles & Company, L.P. (“Loomis Sayles”), One Financial Center, Boston, MA 02111, Loomis Sayles is the Portfolio Manager and provides investment advisory services to the Large-Cap Growth Portfolio (formerly the Blue Chip Portfolio). Effective January 1, 2006, for the services provided, Pacific Life pays a monthly fee to

Loomis Sayles based on an annual percentage of the average daily net assets of the Large-Cap Growth Portfolio according to the following schedule:

Large-Cap Growth Portfolio

Rate (%)	Break Point (assets)

.45%	On first $25 million
.40%	On next $225 million
.30%	On next $1,750 million
.25%	On excess

      Effective January 1, 2006, when determining the break point rates, the combined average daily net assets of the Large-Cap Growth Portfolio and the PF Loomis Sayles Large-Cap Growth Fund of Pacific Funds are aggregated.

      For the services provided for the period of May 1, 2005 through December 31, 2005, for the Blue Chip Portfolio, Pacific Life paid a monthly fee to AIM based on an annual percentage of the average daily net assets of the Blue Chip Portfolio according to the following schedule:

Blue Chip Portfolio

Rate (%)	Break Point (assets)

.45%	On first $25 million
.40%	On next $125 million
.35%	On next $850 million
.30%	On next $1 billion
.25%	On excess

      For the services provided for the period of May 1, 2003 through April 30, 2005, for the Blue Chip Portfolio, Pacific Life paid a monthly fee to AIM based on an annual percentage of the average daily net assets of the Blue Chip Portfolio according to the following schedule:

Blue Chip Portfolio

Rate (%)	Break Point (assets)

.50%	On first $250 million
.45%	On next $500 million
.40%	On excess

      For the services provided for the period of January 2, 2001 through April 30, 2003, for the Blue Chip Portfolio, Pacific Life paid a monthly fee to AIM based on an annual percentage of the average daily net assets of the Blue Chip Portfolio according to the following schedule:

Blue Chip Portfolio

Rate (%)	Break Point (assets)

.55%	On first $500 million
.50%	On excess

      Loomis Sayles, organized in 1926, is one of the country’s oldest investment management firms with over $            billion in assets under management as of September 30, 2005. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is a wholly-owned subsidiary of IXIS Holdings. IXIS Asset Management North America (“IXIS”) owns the entire limited partnership interest in Loomis

Sayles. Loomis Sayles is well known for its professional research staff, which is one of the largest in the industry.

      IXIS is part of IXIS Asset Management Group (“IXIS Group”), an international asset management group based in Paris, France. IXIS Group is ultimately owned principally, directly or indirectly, by three large affiliated French financial services entities: the Caisse des Dépôts et Consignations (“CDC”), a public sector financial institution created by the French government in 1816; the Caisse Nationale des Caisses d’Epargne, a financial institution owned by CDC and by French regional savings banks known as the Caisses d’Epargne; and by CNP Assurances, a large French life insurance company. The 15 principal subsidiary or affiliated asset management firms of IXIS, collectively had approximately $                billion in assets under management or administration as of September 30, 2005.

      The statement below is added after the first fee table with respect to MFS Investment Management and the International Large-Cap Portfolio:

      When determining the break point rates, the combined average daily net assets of the International Large-Cap Portfolio and the PF MFS International Large-Cap Fund of Pacific Funds are aggregated.

      The statement below is added after the fee table with respect to Neuberger Berman Management Inc. and the Fasciano Small Equity Portfolio:

      Effective October 1, 2005, when determining the break point rates, the combined average daily net assets of the Fasciano Small Equity Portfolio and the PF NB Fasciano Small Equity Fund of Pacific Funds are aggregated.

      Under the subsection Additional Information About the Portfolio Managers — Compensation Structures and Methods, the following disclosure is added after the section on Lazard Asset Management LLC (Mid-Cap Value and International Value Portfolios):

Loomis, Sayles & Company, L.P.

(Large-Cap Growth Portfolio)

      Loomis Sayles believes that portfolio manager compensation should be driven primarily by the delivery of consistent and superior long-term performance for our clients. Portfolio manager compensation is made up primarily of two components — base salary and variable compensation. Base salary is a fixed amount based on a combination of factors including industry experience, firm experience, job performance and market considerations. Variable compensation is an incentive-based component, and generally represents a significant multiple of base salary. Variable compensation is based on four factors — investment performance, profit growth of the firm, profit growth of the manager’s business unit and team commitment. Investment performance is the primary component of total variable compensation and generally represents at least 70% of the total for equity managers. The other three factors are used to determine the remainder of variable compensation, subject to the discretion of the department’s Chief Investment Officer (“CIO”) and senior management. The CIO and senior management evaluate these other factors annually and may decrease or eliminate their contribution to variable compensation.

      Equity managers. Investment performance for equity managers is measured by comparing the performance of the firm’s institutional composite (pre-tax and net of fees) in the manager’s style to the performance of a peer group of institutional managers in that style. A manager’s performance relative to the peer group for the 1-, 3- and 5-year periods is used to calculate the amount of variable compensation payable due to performance. Longer-term performance (3 and 5 years) combined is weighted more than shorter-term performance (1 year). If a manager is responsible for more than one product, the rankings of each product are weighted based on relative asset size of accounts represented in each product. An external benchmark is used as a secondary comparison. The benchmark used for the investment style utilized for the Portfolio is the Russell 1000 Growth Index.

      Loomis Sayles uses the institutional peer groups as the primary measuring stick for equity manager performance because it believes they represent the most competitive product universe while closely matching the investment styles offered by the firm. Loomis Sayles considers the institutional composite an accurate proxy for the performance of each investment style.

      General. Mutual funds are not included in the firm’s composites, so unlike other managed accounts, fund performance and asset size do not directly contribute to this calculation. However, each fund managed by the firm employs strategies endorsed by the firm and fits into the product category for the relevant investment style. Loomis Sayles may adjust compensation if there is significant dispersion among the returns of the composite and accounts not included in the composite.

      Although portfolio manager compensation is not directly tied to assets under management, a portfolio manager’s base salary and/or variable compensation potential may reflect the amount of assets for which the manager is responsible relative to other portfolio managers.

      Loomis Sayles has developed and implemented a long-term incentive plan to attract and retain investment talent. The plan supplements existing compensation. This plan has several important components distinguishing it from traditional equity ownership plans:

•	the plan grants units that entitle participants to an annual payment based on a percentage of company earnings above an established threshold;

•	upon retirement a participant will receive a multi-year payout for his or her vested units; and

•	participation is contingent upon signing an award agreement, which includes a non-compete covenant.

      Senior management expects that the variable compensation portion of overall compensation will continue to remain the largest source of income for those investment professionals included in the plan. The plan is initially offered to portfolio managers and over time the scope of eligibility is likely to widen. Management has full discretion on what units are issued and to whom.

      Portfolio managers also participate in the Loomis Sayles profit sharing plan, in which Loomis Sayles makes a contribution to the retirement plan of each employee based on a percentage of base salary (up to a maximum amount). The portfolio managers also participate in the Loomis Sayles defined benefit pension plan, which applies to all Loomis Sayles employees who joined the firm prior to April 1, 2003. The defined benefit is based on years of service and base compensation (up to a maximum amount).

      Under the subsection Additional Information About the Portfolio Managers — Other Accounts Managed, the following changes are made:

      All information related to Monika H. Degan, Jay K. Rushin, Trent E. Nevills and Simon Lee is deleted.

      The following changes are made to the first table:

	Registered Investment		Other Pooled
	Companies		Investment Vehicles		Other Accounts

		Total Assets		Total Assets		Total Assets
Portfolio and	Number of	in the	Number of	in the	Number of	in the
Portfolio Managers	Accounts	Accounts	Accounts	Accounts	Accounts	Accounts

The following information is added to the section on the Aggressive Growth Portfolio:

Kirk L. Anderson	12	$5,994,696,613	4	$352,982,291	None	N/A
James G. Birdsall	4	$3,763,782,482	None	N/A	None	N/A
Lanny H. Sachnowitz	5	$9,951,007,548	None	N/A	None	N/A

The following information is added to the section on the Mid-Cap Value Portfolio:
Robert A. Failla	1	$500,025	2	$61,106,421	216	$667,619,868

[TO BE UPDATED BY AMENDMENT]

The following information is added below the section on the International Value Portfolio:

Large-Cap Growth
Mark B. Baribeau
Pamela N. Czekanski
Richard D. Skaggs

The following information is added to the section on the High Yield Bond Portfolio:

Lori A. Johnstone

      Under the subsection Additional Information About the Portfolio Managers — Material Conflicts of Interest, the following disclosure is added after the section on Lazard Asset Management LLC (Mid-Cap Value and International Value Portfolios):

Loomis, Sayles & Company, L.P.

(Large-Cap Growth Portfolio)

      The fact that a portfolio manager manages a mutual fund as well as other accounts creates the potential for conflicts of interest. A portfolio manager potentially could give favorable treatment to some accounts for a variety of reasons, including favoring larger accounts, accounts that pay higher fees, accounts that pay performance-based fees or accounts of affiliated companies. Such favorable treatment could lead to more favorable investment opportunities for some accounts. Loomis Sayles makes investment decisions for all accounts (including institutional accounts, mutual funds, hedge funds and affiliated accounts) based on each account’s specific investment objectives, guidelines, restrictions and circumstances and other relevant factors, such as the size of an available investment opportunity, the availability of other comparable investment opportunities and Loomis Sayles’ desire to treat all accounts fairly and equitably over time. In addition, Loomis Sayles maintains trade allocation and aggregation policies and procedures to address this potential conflict.

      Under the subsection Exchanges Among the Portfolios, the following is added:

      The Fund has a policy with respect to limitations on transfers. Please refer to the Fund Prospectus for more information on the policy.

Under PORTFOLIO TRANSACTIONS AND BROKERAGE, the following changes are made:

      Under the subsection Disclosure of Portfolio Holdings, the following disclosure replaces the entire subsection:

      It is the policy of the Fund and its service providers to protect the confidentiality of portfolio holdings and to limit the selective disclosure of non-public information about the Fund’s portfolio holdings. The Fund and each of its service providers must adhere to the Fund’s policies and procedures on disclosure of portfolio holdings (“Disclosure Policies”). The Disclosure Policies are meant to protect the interests of Fund shareholders and to address potential conflicts of interests that could arise between the interest of Fund shareholders and the interests of the Fund’s investment adviser, Distributor, or affiliated persons of the Fund, investment adviser, or Distributor. To do so, the Disclosure Policies provide that no information concerning the portfolio holdings of the Fund may be disclosed to any unaffiliated third party (other than those service providers who generally need access to such information in the performance of their contractual duties and responsibilities to the Fund, who are all subject to duties of confidentiality, including a duty to not trade on non-public information, imposed by law/or contract) except as provided for in the Disclosure Policies. Unless required by law, for an unaffiliated third party to receive any non-public Fund holdings information, such party would be required to sign a written confidentiality agreement, which includes a duty not to trade on non-public information. As a general rule, no information concerning the portfolio holdings of the Fund may be disclosed to any unaffiliated third party, except as provided in the Disclosure Policies. There are no specific individuals or categories of individuals who authorize release of a portfolio’s holdings to service providers.

      The Fund, or its duly authorized service providers, may publicly disclose the holdings of all portfolios periodically on its website or in accordance with regulatory requirements, such as periodic portfolio disclosure in filings with the Securities and Exchange Commission (“SEC”). The Fund, or its duly authorized service providers, may disclose such publicly available portfolio holdings information to analysts, ratings agencies, or other parties the day after it has been posted to the website. Information that is filed with the SEC may be made available immediately after filing.

      Presently, the Fund’s unaudited portfolio holdings information can be found on its website. Month-end portfolio holdings for portfolios are generally posted approximately three to five business days following month-end. There may be an additional delay for certain portfolios, as indicated on the website. Holdings information will remain available on the website until the next period’s information is posted. This information can be found at www.PacificLife.com, within the Annuities and Life Insurance prospectus sections, within each individual prospectus section, under “Additional Pacific Select Fund Information.” Presently, the month-end portfolio holdings information posted on the website is sent electronically to certain analytical firms the day after it is posted.

      Prior to public disclosure of portfolio holdings, the portfolio holdings are provided or otherwise available to service providers of the Fund, which currently are the Fund’s custodian, fund accountants, pricing service, execution analyzing service, investment adviser, and portfolio managers, in connection with the provision of services to the Fund. Each of these service providers (i) has entered into an agreement with the Fund to maintain Fund information as confidential (which would include portfolio holdings information); (ii) must adhere to the Fund’s Disclosure Policies; and (iii) has legal obligations to maintain Fund information as confidential as well as to not trade on non-public information. Nonetheless, the Fund is in the process of confirming that its agreements with each service provider specifically provides for an affirmative obligation that the service provider, its agents (which would include service providers of the Fund’s service providers), and its employees will not trade on the Fund’s non-public holdings information. The Fund will take steps to amend such agreements as necessary. The Fund’s holdings are also disclosed to the Fund’s legal counsel and independent registered public accountants, as well as Independent Trustees’ legal counsel, each of which has an ethical and/or legal obligation to keep the holdings confidential, as well as to not trade on such non-public information.

      If the Fund, or its duly authorized service providers, seeks to disclose portfolio holdings to analysts, rating agencies, or other parties (i.e., service providers of the Fund’s service providers) prior to the time such information is made public, such disclosure would be conditioned on the recipient agreeing in writing to treat such portfolio holdings as confidential.

      The Fund currently relies on the contractual and/or legal/ethical obligations of Fund service providers to maintain confidentiality of portfolio holdings information, and currently does not independently monitor the use of such information by service providers. To the extent the Fund relies upon legal and/or ethical obligations to maintain confidentiality, including the duty to not trade on non-public information, as opposed to a contractual obligation, there is a risk that such obligations may be more difficult to enforce and the parties subject to such obligations may interpret them differently. The Fund is seeking to initiate a process whereby Fund service providers in possession of non-public portfolio holdings information regarding the Fund may be asked to provide written confirmation as to compliance with the Fund’s portfolio holdings confidentiality policy. There is no assurance that such process will be fully implemented or that such system will be effective if implemented.

      No compensation is received by the Fund or Pacific Life in connection with the disclosure of portfolio holdings information.

      Notwithstanding anything in the Disclosure Policies to the contrary, the Fund’s Board of Trustees or its Chief Compliance Officer (“CCO”) may, on a case-by-case basis, authorize disclosure of the Fund’s portfolio securities, provided that, in their judgment, such disclosure is not inconsistent with the best interests of shareholders and, unless otherwise required by law, subject to the confidentiality requirements set forth in the Disclosure Policies. Each may also impose additional restrictions on the dissemination of portfolio information beyond those found in the Disclosure Policies.

      The Fund’s CCO receives reports of violations of the Disclosure Policies by the Fund and Pacific Life. If such a report is received, and if the CCO, in the exercise of his or her duties, deems that such violation constitutes a “Material Compliance Matter” within the meaning of Rule 38a-1 under the 1940 Act, he or she will report it to the Fund’s Board of Trustees, as required by Rule 38a-1.

Under OTHER INFORMATION, the following changes are made:

      Under the subsection Proxy Voting Policies and Procedures, the following changes are made:

      The disclosure below replaces paragraph D. Conflicts of Interest, of the proxy voting policies and procedures for Lazard Asset Management LLC:

      Lazard’s Policy recognizes that there may be times when meeting agendas or proposals create the appearance of a material conflict of interest for Lazard. Should the appearance of such a conflict exist, Lazard will seek to alleviate the conflict by voting consistent with pre-approved guidelines (to vote for or against), or, in situations where the pre-approved guideline is to vote case-by-case, with the recommendation of an independent source. Currently, when a material conflict, or the appearance of a material conflict, arises regarding a proposal, and the Approved Guideline is to vote case-by-case, Lazard generally defers to the recommendation provided by an independent source, Institutional Shareholder Services (“ISS”). This allows Lazard to ensure that a vote is not influenced by a material conflict of interest, and nevertheless receive the benefit of ISS’s thorough analysis and recommendation designed to further long-term shareholder value. However, Lazard will only defer to ISS’s recommendation after having received a written representation by ISS that it is not in a position of conflict with respect to the proxy, which could exist if ISS receives compensation from the proxy issuer on corporate governance issues in addition to the advice it provides Lazard on proxies. If ISS is in a conflicting position or if the recommendations of the two services offered by ISS, the Proxy Advisor Service and the Proxy Voter Service, are not the same, Lazard will obtain a recommendation from a third independent source that provides proxy voting advisory services, and will defer to the majority recommendation. In addition, in the event of a conflict that arises in connection with a proposal for a Lazard mutual fund, Lazard will either follow the procedures described above or vote shares for or against the proposal in proportion to shares voted by other shareholders.

      The following disclosure is added after the section on Lazard Asset Management LLC (Mid-Cap Value and International Value Portfolios):

Loomis, Sayles & Company, L.P.

(Large-Cap Growth Portfolio)

      Loomis Sayles uses the services of third parties (“Proxy Voting Service(s)”), to research and administer the vote on proxies for those accounts and funds for which Loomis Sayles has voting authority. Each Proxy Voting Service has a copy of Loomis Sayles’ proxy voting procedures (“Procedures”) and provides vote recommendations and/or analysis to Loomis Sayles based on Loomis Sayles’ Procedures and the Proxy Voting Service’s own research. Loomis Sayles will generally follow its express policy with input from the Proxy Voting Services unless the Proxy Committee determines that the client’s best interests are served by voting otherwise.

      All issues presented for shareholder vote will be considered under the oversight of the Proxy Committee. All non-routine issues will be directly considered by the Proxy Committee and, when necessary, the equity analyst following the company and/or the portfolio manager of an account holding the security, and will be voted in the best investment interests of the client. All routine for and against issues will be voted according to Loomis Sayles’ policy approved by the Proxy Committee unless special factors require that they be considered by the Proxy Committee and, when necessary, the equity analyst following the company and/or the portfolio manager of an account holding the security. Loomis Sayles’ Proxy Committee has established these routine policies in what it believes are the best investment interests of Loomis Sayles’ clients.

      The specific responsibilities of the Proxy Committee, include, (1) developing, authorizing, implementing and updating the Procedures, including an annual review of the Procedures, existing voting guidelines and the proxy voting process in general, (2) oversight of the proxy voting process including oversight of the vote on proposals according to the predetermined policies in the voting guidelines, directing the vote on proposals where there is reason not to vote according to the predetermined policies in the voting guidelines or where proposals require special consideration, and consultation with the portfolio managers and analysts for the accounts holding the security when necessary or appropriate and, (3) engagement and oversight of third-party vendors, including Proxy Voting Services.

      Loomis Sayles has established several policies to ensure that proxy votes are voted in its clients’ best interest and are not affected by any possible conflicts of interest. First, except in certain limited instances, Loomis Sayles votes in accordance with its pre-determined policies set forth in the Procedures. Second, where these Procedures allow for discretion, Loomis Sayles will generally consider the recommendations of the Proxy Voting Services in making its voting decisions. However, if the Proxy Committee determines that the Proxy Voting Services’ recommendation is not in the best interest of its clients, then the Proxy Committee may use its discretion to vote against the Proxy Voting Services’ recommendation, but only after taking the following steps: (1) conducting a review for any material conflict of interest Loomis Sayles may have and, (2) if any material conflict is found to exist, excluding anyone at Loomis Sayles who is subject to that conflict of interest from participating in the voting decision in any way. However, if deemed necessary or appropriate by the Proxy Committee after full prior disclosure of any conflict, that person may provide information, opinions or recommendations on any proposal to the Proxy Committee. In such event the Proxy Committee will make reasonable efforts to obtain and consider, prior to directing any vote information, opinions or recommendations from or about the opposing position on any proposal.

      The following disclosure is added to the third paragraph of the proxy voting policies and procedures for Salomon Brothers Asset Management Inc:

A CAM business unit or investment team (e.g. CAM’s Social Awareness Investment team) may adopt proxy voting policies that supplement these policies and procedures. In addition, in the case of Taft-Hartley clients, CAM will comply with a client direction to vote proxies in accordance with Institutional Shareholder Services’ (ISS) PVS Voting Guidelines, which ISS represents to be fully consistent with AFL-CIO guidelines.

PACIFIC SELECT FUND

Part C: OTHER INFORMATION

     Item 23. Exhibits

(a)(1)	Agreement and Declaration of Trust[3]

(a)(2)	Written Instrument Amending the Amended and Restated Agreement and Declaration of Trust – I-Net Tollkeeper[6]

(a)(3)	Written Instrument Amending the Amended and Restated Agreement and Declaration of Trust – Focused 30 and Strategic Value[6]

(a)(4)	Written Instrument Amending the Amended and Restated Agreement and Declaration of Trust – Bond and Income[7]

(a)(5)	Written Instrument Amending the Amended and Restated Agreement and Declaration of Trust – Global Growth, Mid-Cap Growth, Capital Opportunities, Technology, Financial Services, Telecommunications, Health Sciences, Aggressive Growth and Blue Chip[7]

(a)(6)	Written Instrument Amending the Amended and Restated Agreement and Declaration of Trust – Large-Cap Core[8]

(a)(7)	Written Instrument Amending the Amended and Restated Agreement and Declaration of Trust – Equity Income and Research[8]

(a)(8)	Written Instrument Amending the Amended and Restated Agreement and Declaration of Trust – Small-Cap Equity, International Value and Inflation Managed[11]

(a)(9)	Written Instrument Amending the Amended and Restated Agreement and Declaration of Trust – Real Estate[11]

(a)(10)	Written Instrument Amending the Amended and Restated Agreement and Declaration of Trust – Main Street Core, Short Duration Bond, Small Cap–Value and Comstock[14]

(a)(11)	Written Instrument Amending the Amended and Restated Agreement and Declaration of Trust – Telecommunications, Global Growth and Research[18]

(a)(12)	Written Instrument Amending the Amended and Restated Agreement and Declaration of Trust – Small-Cap Equity[19]

(a)(13)	Written Instrument Amending the Amended and Restated Agreement and Declaration of Trust – VN Small-Cap Value, American Funds Growth and American Funds Growth-Income[21]

(a)(14)	Written Instrument Amending the Amended and Restated Agreement and Declaration of Trust – I-Net Tollkeeper

(a)(15)	Written Instrument Amending the Amended and Restated Agreement and Declaration of Trust – Aggressive Growth[21]

(b)	By-Laws[20]

(c)	Instruments Defining Rights of Holders of Securities[1]

(d)(1)	Portfolio Management Agreement – Janus Capital Management LLC[11]

(d)(2)	Portfolio Management Agreement – Van Kampen[15]

(d)(3)	Portfolio Management Agreement – Goldman Sachs Asset Management, L.P.[14]

(d)(4)	Portfolio Management Agreement – Pacific Investment Management Company LLC[15]

(d)(5)	Portfolio Management Agreement – Salomon Brothers Asset Management Inc[15]

(d)(6)	Portfolio Management Agreement – Lazard Asset Management[15]

(d)(7)	Portfolio Management Agreement – Capital Guardian Trust Company[3]

(d)(8)	Portfolio Management Agreement – Mercury Advisors[3]

(d)(9)	Portfolio Management Agreement – AIM Capital Management, Inc.[7]

(d)(10)	Portfolio Management Agreement – INVESCO Institutional (N.A.), Inc.[7]

(d)(11)	Portfolio Management Agreement – MFS Investment Management[7]

(d)(12)	Portfolio Management Agreement – Lazard Asset Management[7]

(d)(13)	Amendment to Portfolio Management Agreement – Pacific Investment Management Company LLC[20]

(d)(14)	Portfolio Management Agreement – Putnam Investment Management, LLC[9]

(d)(15)	Portfolio Management Agreement – OppenheimerFunds, Inc.[14]

(d)(16)	Portfolio Management Agreement – NFJ Investment Group L.P. (“NFJ”)[14]

(d)(17)	Fee Schedule to Portfolio Management Agreement – AIM Capital Management, Inc.

(d)(18)	Fee Schedule to Portfolio Management Agreement – Goldman Sachs Asset Management, L.P.

(d)(19)	Fee Schedule to Portfolio Management Agreement – Invesco Institutional (N.A.), Inc.[18]

(d)(20)	Fee Schedule to Portfolio Management Agreement – Lazard Asset Management LLC[17]

(d)(21)	Fee Schedule to Portfolio Management Agreement – Lazard Asset Management LLC[17]

(d)(22)	Fee Schedule to Portfolio Management Agreement – MFS Investment Management[19]

(d)(23)	Amended and Restated Investment Advisory Agreement[20]

(d)(24)	Notice of and Consent to Assignment of Sub-Advisory Agreement – INVESCO Institutional (N.A.), Inc.[19]

(d)(25)	Amendment to Portfolio Management Agreement – AIM Capital Management, Inc.[20]

(d)(26)	Amendment to Portfolio Management Agreement – Capital Guardian Trust Company[20]

(d)(27)	Amendment to Portfolio Management Agreement – Janus Capital Management LLC[20]

(d)(28)	Amendment to Portfolio Management Agreement – Mercury Advisors[20]

(d)(29)	Amendment to Portfolio Management Agreement – OppenheimerFunds, Inc.[20]

(d)(30)	Amendment to Portfolio Management Agreement – Salomon Brothers Asset Management Inc[20]

(d)(31)	Schedule A to Advisory Agreement - VN Small-Cap Value, American Funds Growth and American Funds Growth-Income

(d)(32)	Advisory Fee Waiver Agreement - American Funds Growth and American Funds Growth-Income[21]

(d)(33)	Master Feeder Addendum to the Amended and Restated Advisory Agreement[21]

(d)(34)	Fee Schedule to Portfolio Management Agreement - Capital Guardian Trust Company[21]

(d)(35)	Form of Amendment to Portfolio Management Agreement – NFJ[21]

(d)(36)	Advisory Fee Reduction Agreement

(d)(37)	Notice of and Consent to Assignment of Sub-Advisory Agreement – Lazard Asset Management

(d)(38)	Addendum to Advisory Agreement – Small-Cap Equity[21]

(d)(39)	Fee Schedule to Portfolio Management Agreement – Janus Capital Management LLC

(d)(40)	Portfolio Management Agreement – Columbia Management Advisors, Inc.

(d)(41)	Portfolio Management Agreement – Jennison Associates

(d)(42)	Portfolio Management Agreement – Neuberger Berman Management Inc.

(d)(43)	Portfolio Management Agreement – Vaughan Nelson Investment Management, L.P.

(d)(44)	Amendment to Portfolio Management Agreement – Lazard Asset Management LLC

(d)(45)	Form of Portfolio Management Agreement – Loomis, Sayles & Company, L.P.

(d)(46)	Form of Schedule A to Advisory Agreement – Large-Cap Growth Portfolio

(d)(47)	Form of Notice of and Consent to Assignment of Portfolio Management Agreement – Columbia Management Advisors, Inc.

(d)(48)	Form of Agreement Regarding continuation of Sub-Advisory Agreements — Lazard Asset Management UC.

(d)(49)	Form of Portfolio Management Agreement — Salomon Brothers Asset Management Inc.

(e)(1)	Distribution Agreement[3]

(e)(2)	Addendum to Distribution Agreement – I-Net Tollkeeper[4]

(e)(3)	Addendum to Distribution Agreement – Focused 30 and Strategic Value[6]

(e)(4)	Exhibit A to Distribution Agreement – Global Growth, Mid-Cap Growth, Capital Opportunities, Technology, Financial Services, Telecommunications, Health Sciences, Aggressive Growth and Blue Chip[7]

(e)(5)	Exhibit A to Distribution Agreement – Equity Income and Research[9]

(e)(6)	Exhibit A to Distribution Agreement[12]

(e)(7)	Exhibit A to Distribution Agreement – Main Street Core, Comstock, Small-Cap Value, and Short Duration Bond[14]

(e)(8)	Exhibit A to Distribution Agreement – Telecommunications, Global Growth, and Research[16]

(e)(9)	Exhibit A to Distribution Agreement – Small-Cap Equity[20]

(e)(10)	Exhibit A to Distribution Agreement – VN Small-Cap Value, American Funds Growth and American Funds Growth-Income

(e)(11)	Form of Exhibit A to Distribution Agreement – Large-Cap Growth Portfolio

(f)(1)	Amended and Restated Trustees’ Deferred Compensation Plan – 2004[20]

(f)(2)	Trustees’ Deferred Compensation Plan – 2005[20]

(g)(1)	Custody and Investment Accounting Agreement[12]

(g)(2)	Exhibit A to Custody and Investment Accounting Agreement – Equity Income and Research[11]

(g)(3)	Amendment to Custody and Investment Accounting Agreement[15]

(g)(4)	Exhibit A to Custody Agreement – Main Street Core, Comstock, Small-Cap Value, and Short Duration Bond[14]

(g)(5)	Exhibit A to Custody Agreement – Telecommunications, Global Growth and Research[17]

(g)(6)	Exhibit A to Custody Agreement – Small-Cap Equity[20]

(g)(7)	Exhibit A to Custody Agreement – VN Small-Cap Value, American Funds Growth and American Funds Growth-Income

(g)(8)	Form of Exhibit A to Custody Agreement – Large-Cap Growth Portfolio

(h)(1)	Agency Agreement with Addendums – Growth LT, Equity and Bond and Income[1]

(h)(2)	Participation Agreement[4]

(h)(3)	Agreement for Support Services

(h)(4)	Addendum to Agency Agreement – Large-Cap Value, Mid-Cap Value, Small-Cap Index, and REIT[16]

(h)(5)	Addendum to Agency Agreement – International Large-Cap and Diversified Research[3]

(h)(6)	Addendum to Agency Agreement – I-Net Tollkeeper[4]

(h)(7)	Addendum to Participation Agreement – I-Net Tollkeeper[4]

(h)(8)	Addendum to Agency Agreement – Focused 30 and Strategic Value[6]

(h)(9)	Addendum to Participation Agreement – Focused 30 and Strategic Value[6]

(h)(10)	Schedule of Portfolios to Agency Agreement – Global Growth, Mid-Cap Growth, Capital Opportunities, Technology, Financial Services, Telecommunications, Health Sciences, Aggressive Growth, and Blue Chip[7]

(h)(11)	Addendum to Participation Agreement – Global Growth, Mid-Cap Growth, Capital Opportunities, Technology, Financial Services, Telecommunications, Health Sciences, Aggressive Growth, and Blue Chip[7]

(h)(12)	Expense Limitation Agreement[6]

(h)(13)	Amendment to Expense Limitation Agreement – Strategic Value and Focused 30[6]

(h)(14)	Schedule A to Expense Limitation Agreement – Global Growth, Mid-Cap Growth, Capital Opportunities, Technology, Financial Services, Telecommunications, Health Sciences, Aggressive Growth, and Blue Chip[7]

(h)(15)	Schedule of Portfolios to Agency Agreement – Equity Income and Research[9]

(h)(16)	Addendum to Participation Agreement – Equity Income and Research[9]

(h)(17)	Amendment to Expense Limitation Agreement – Equity Income and Research[9]

(h)(18)	Amendment to Expense Limitation Agreement[12]

(h)(19)	Schedule of Portfolios to Agency Agreement – Small-Cap Value, Comstock, Main Street Core, and Short Duration Bond[14]

(h)(20)	Schedule A to Expense Limitation Agreement – Small-Cap Value, Main Street Core, Comstock, and Short Duration Bond[14]

(h)(21)	Exhibit B to Participation Agreement – Small-Cap Value, Main Street Core, Comstock, and Short Duration Bond[14]

(h)(22)	Schedule A to Expense Limitation Agreement – Telecommunications, Global Growth and Research[17]

(h)(23)	Schedule of Portfolios to Agency Agreement – Telecommunications, Global Growth, and Research[17]

(h)(24)	Exhibit B to Participation Agreement – Telecommunications, Global Growth, and Research[17]

(h)(25)	Addendum to Agency Agreement – Emerging Markets and Aggressive Equity[16]

(h)(26)	Addendum to Agency Agreement – I-Net Tollkeeper[16]

(h)(27)	Amendment to Expense Limitation Agreement[16]

(h)(28)	Exhibit B to Participation Agreement – Small-Cap Equity[20]

(h)(29)	Schedule of Portfolios to Agency Agreement – Small-Cap Equity[20]

(h)(30)	Schedule A to Expense Limitation Agreement – Small-Cap Equity[20]

(h)(31)	Form of Amended and Restated Agreement for Administration and Support Services[19]

(h)(32)	Service Agreement[19]

(h)(33)	Schedule A to Expense Limitation Agreement – VN Small-Cap Value and American Funds Growth

(h)(34)	Schedule of Portfolios to Agency Agreement — VN Small-Cap Value, American Funds Growth and American Funds Growth Income.

(h)(35)	Fund Participation Agreement – Pacific Life[21]

(h)(36)	Expense Limitation Agreement – American Funds Growth-Income[21]

(h)(37)	Exhibit A to Participation Agreement-Addition of Separate Account[20]

(h)(38)	Exhibit B to Participation Agreement – VN Small Cap Value, American Funds Growth and American Funds Growth Income

(h)(39)	Fund Participation Agreement – Pacific Life & Annuity[21]

(h)(40)	Form of Schedule A Services Agreement[21]

(h)(41)	Form of Schedule A to Expense Limitation Agreement – Large-Cap Growth Portfolio

(h)(42)	Form of Exhibit B to Participation Agreement – Large-Cap Growth Portfolio

(h)(43)	Form of Schedule of Portfolios to Agency Agreement – Large-Cap Growth Portfolio

(i)	Opinion and Consent of Counsel[1]

(j)	Not Applicable

(k)	Not Applicable

(l)	Not Applicable

(m)	Not Applicable

(n)	Not Applicable

(o)	Not Applicable

(p)(1)	Code of Ethics – Pacific Select Fund

(p)(2)	Code of Ethics – Capital Guardian Trust Company[21]

(p)(3)	Code of Ethics – Goldman Sachs Asset Management, L.P.[12]

(p)(4)	Code of Ethics – Janus Capital Management LLC

(p)(5)	Code of Ethics – Lazard Asset Management

(p)(6)	Code of Ethics – Mercury Advisors[19]

(p)(7)	Code of Ethics – Van Kampen[21]

(p)(8)	Code of Ethics – Pacific Investment Management Company LLC[21]

(p)(9)	Code of Ethics – Salomon Brothers Asset Management Inc

(p)(10)	Code of Ethics – Pacific Life Insurance Company[21]

(p)(11)	Code of Ethics – AIM Capital Management, Inc.[21]

(p)(12)	Code of Ethics – MFS Investment Management[21]

(p)(13)	Code of Ethics – Putnam Investment Management, LLC

(p)(14)	Code of Ethics – OppenheimerFunds, Inc.[21]

(p)(15)	Code of Ethics – NFJ[18]

(p)(16)	Code of Ethics – Columbia Management Advisors, Inc.[20]

(p)(17)	Code of Ethics – Jennison Associates LLC

(p)(18)	Code of Ethics – Neuberger Berman Management Inc[20]

(p)(19)	Code of Ethics – Vaughn Nelson Investment Management, L.P.[20]

(p)(20)	Code of Ethics – Loomis, Sayles & Company, L.P.

[1]	Included in Registrant’s Form Type N1A/A, Accession No. 0000898430-95-002464 filed on November 22, 1995 and incorporated by reference herein.

[2]	Included in Registrant’s Form Type N1A/A, Accession No. 0000898430-96-000275 filed on February 1, 1996 and incorporated by reference herein.

[3]	Included in Registrant’s Form Type N1A/A, Accession No. 0001017062-00-000474 filed on February 16, 2000 and incorporated by reference herein.

[4]	Included in Registrant’s Form Type N1A/B, Accession No. 0001017062-00-000983 filed on April 26, 2000 and incorporated by reference herein.

[5]	Included in Registrant’s Form Type N1A/A, Accession No. 0001017062-00-001495 filed on July 14, 2000 and incorporated by reference herein.

[6]	Included in Registrant’s Form Type N1A/A, Accession No. 0001017062-00-002163 filed on October 18, 2000 and incorporated by reference herein.

[7]	Included in Registrant’s Form Type N1A/A, Accession No. 0001017062-01-000433 filed on February 27, 2001 and incorporated by reference herein.

[8]	Included in Registrant’s Form Type N1A/A, Accession No. 0000898430-01-502973 filed on October 15, 2001 and incorporated by reference herein.

[9]	Included in Registrant’s Form Type N1A/B, Accession No. 0001017062-01-500980 filed on December 27, 2001 and incorporated by reference herein.

[10]	Included in Registrant’s Form Type N1A/A, Accession No. 0001017062-02-000400 filed on March 15, 2002 and incorporated by reference herein.

[11]	Included in Registrant’s Form Type N1A/A, Accession No. 0001017062-02-001726 filed on October 7, 2002 and incorporated by reference herein.

[12]	Included in Registrant’s Form Type N1A/B, Accession No. 0001017062-02-002145 filed on December 18, 2002 and incorporated by reference herein.

[13]	Included in Registrant’s Form Type N1A/A, Accession No. 0001017062-03-000155 filed on February 7, 2003 and incorporated by reference herein.

[14]	Included in Registrant’s Form Type N1A/B, Accession No. 0001017062-03-001028 filed on April 30, 2003 and incorporated by reference herein.

[15]	Included in Registrant’s Form Type N1A/A, Accession No. 0001193125-03-057905 filed on October 3, 2003 and incorporated by reference herein.

[16]	Included in Registrant’s Form Type N1A/B, Accession No. 0001193125-03-095803 filed on December 17, 2003 and incorporated by reference herein.

[17]	Included in Registrant’s Form Type N1A/A, Accession No. 0000892569-04-000214 filed on February 24, 2004 and incorporated by reference herein.

[18]	Included in Registrant’s Form Type N1A/B Accession No. 0000892569-04-000515 filed on April 23, 2004 and incorporated by reference herein.

[19]	Included in Registrant’s Form Type N1A/A Accession No. 0000892569-04-000885 filed on October 15, 2004 and incorporated by reference herein.

[20]	Included in Registrant’s Form Type N1A/A Accession No. 0000892569-05-000013 filed on January 26, 2005 and incorporated by reference herein.

[21]	Included in Registrant’s Form Type N1A/B Accession No. 0000892569-05-000301 filed April 28, 2005 and incorporated by reference herein.

Item 24. Persons Controlled by or Under Common Control with the Fund

     Pacific Life Insurance Company (“Pacific Life”), on its own behalf and on behalf of its Separate Account A, Separate Account B, Pacific Select Variable Annuity Separate Account, Pacific Select Exec Separate Account, Pacific COLI Separate Account, Pacific COLI Separate Account II, Pacific COLI Separate Account III, Pacific Select Separate Account, Separate Account A of Pacific Life & Annuity Company, Pacific Select Exec Separate Account of Pacific Life & Annuity Company, Pacific COLI Separate Account II of Pacific Life & Annuity Company, PL&A Separate Account I, and Pacific Corinthian Variable Account Separate Accounts (“Separate Accounts”), owns of record the outstanding shares of the Series of Registrant. Pacific Life Insurance Company will vote fund shares in accordance with instructions received from Policy Owners having interests in the Variable Accounts of its Separate Accounts.

Item 25. Indemnification

     Reference is made to Article V of the Registrant’s Declaration of Trust.

     Article V of the Registrant's Agreement and Declaration of Trust filed as Exhibit (a)(1) to the Registrant's registration statement provides for indemnification of the Registrant's trustees and/or officers for certain liabilities. Certain agreements to which the Registrant is a party filed as an exhibit to the Registrant's registration statement provide for indemnification for certain liabilities for the trustees, officers and/or certain affiliated persons of the Registrant. The Registrant has also entered into Indemnification Agreements with each of its trustees which provide that the Registrant shall advance expenses and indemnify and hold harmless each trustee in certain circumstances against any expenses incurred by a trustee in any proceeding arising out of or in connection with the trustee's service to the Registrant, to the fullest extent permitted by the Registrant's Agreement and Declaration of Trust, By-Laws, the general trust law of the Commonwealth of Massachusetts, the Securities Act of 1933 and the Investment Company Act of 1940, and which provide for certain procedures in connection with such advancement of expenses and indemnification.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 (“Act”) may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 26. Business and Other Connections of the Investment Adviser

     Each investment adviser, and the trustees or directors and officers of each investment adviser and their business and other connections are as follows:

Name of Adviser	Name of Individual	Business and Other Connections

Pacific Life Insurance Company

Pacific Life	Thomas C. Sutton	Director, Chairman of the Board and Chief Executive Officer of Pacific Life Insurance Company, (since January 1990); Director, Chairman of the Board and Chief Executive Officer of Pacific Mutual Holding Company and Pacific LifeCorp, (since August 1997); Director (since March 1989), Chairman (since July 1989) and Chief Executive Officer (since August 2001) of Pacific Life & Annuity Company (formerly PM Group Life Insurance Co.); Director of: Mutual Service Corporation, PM Realty Advisors, Inc., Pacific Financial Products, Inc., and similar positions with various affiliated companies of Pacific Life Insurance Company; Director of: Newhall Land & Farming; Edison International; The Irvine Company and Former Chairman of the American Council of Life Insurance; and Former Director of: Pacific Corinthian Life Insurance Company, Cadence Capital Management Corporation, NFJ Investment Group, Inc., Pacific Financial Asset Management Corporation, Pacific Investment Management Company, Pacific Select Distributors, Inc. (formerly Pacific Mutual Distributors, Inc.); Former Management Board member of PIMCO Advisors L.P., Former Equity Board Member of PIMCO Advisors L.P. and Chairman and Trustee of Pacific Funds (since June 2001).

Pacific Life	David R. Carmichael	Director (since August 1997), Senior Vice President and General Counsel of Pacific Life Insurance Company (since April 1992); Senior Vice President and General Counsel of Pacific Mutual Holding Company and Pacific LifeCorp (since August 1997); Director (since December 1993), Senior Vice President and General Counsel, (since July 1998) of Pacific Life & Annuity Company (formerly PM Group Life Insurance Company); Director of: Association of California Health and Life Insurance Companies. Former Director of Pacific Corinthian Life Insurance Company; and Director and Past President of Association of Life Insurance Counsel.

Pacific Life	James T. Morris	Executive Vice President & Chief Insurance Officer (since July 2005), Pacific Mutual Holding Company and Pacific LifeCorp; Executive Vice President (since January 2002) and Chief Insurance Officer (since April 2005), and Senior Vice President (April 1996 to January 2002), Pacific Life Insurance Company; Executive Vice President (since January 2002) and Chief Insurance Officer (since April 2005), Senior Vice President (August 1999 to January 2002), Pacific Life & Annuity Company; Executive Vice President (since June 2005), Pacific Select Fund.

Pacific Life	Mark W. Holmlund	Executive Vice President (since July 2005), Pacific Mutual Holding Company and Pacific LifeCorp; Executive Vice President (since January 2001), Vice President (April 1995 to January 2001), Pacific Life Insurance Company; Executive Vice President (since January 2001), Pacific Life & Annuity Company; Executive Vice President (January 2001 to May 2004), Chief Operating Officer (March 1999 to May 2004), and Vice President (March 1999 to January 2001), Pacific Financial Products, Inc.

Pacific Life	Gerald W. Robinson	Executive Vice President (since April 1997), Senior Vice President (April 1996 to April 1997), Vice President (November 1994 to April 1996), Chief Marketing Office (January 1994 to April 1996), Pacific Life Insurance Company; Executive Vice President (since July 1999), Pacific Life & Annuity Company; Chairman (since January 1998), Chief Executive Officer (since July 1994), Director (since December 1994), Pacific Select Distributors, Inc.; Director (since October 1997) and Chairman (February 2000 to July 2000), Associated Financial Group, Inc.; Chairman (since March 1995) and Director (since January 1995), United Planners’ Group, Inc.; Chairman (May 1996 to March 2001), Director (since December 1994), Mutual Service Corporation; Director (since December 2003), Waterstone Financial Group, Inc.

Pacific Life	Sharon E. Pacheco	Vice President and Chief Compliance Officer (since January 2003), Pacific Mutual Holding Company and Pacific LifeCorp; Vice President (since February 2000) and Chief Compliance Officer (since January 2003), and Assistant Vice President (November 1997 to February 2000), Pacific Life Insurance Company; Vice President (since April 2000) and Chief Compliance Officer (since January 2003), and Assistant Vice President (August 1999 to April 2000), Pacific Life & Annuity Company; Vice President and Chief Compliance Officer (since June 2004), Pacific Select Fund.

Name of Adviser	Name of Individual	Business and Other Connections

Pacific Life	Audrey L. Milfs	Director (since August 1997), Vice President (since April 1991) and Corporate Secretary (since July 1983) of Pacific Life Insurance Company; Vice President and Secretary of Pacific Mutual Holding Company and Pacific LifeCorp, (since August 1997); Director (since March 1988), Vice President (since February 1999), and Secretary (since September 1982) of Pacific Life & Annuity Company (formerly PM Group Life Insurance Company); Director, Vice President and Secretary to several affiliated companies of Pacific Life Insurance Company, and Secretary of Pacific Funds (since June 2001).

Pacific Life	Khanh T. Tran	Director (since August 1997), Executive Vice President (since April 2001) and Chief Financial Officer (since June 1996) of Pacific Life Insurance Company, Senior Vice President (February 1999 to April 2001); Vice President (November 1991 to February 1999) and Treasurer (September 1990 to December 1998) of Pacific Life Insurance Company; Executive Vice President (since April 2001) and Chief Financial Officer (since August 1997) and Senior Vice President (August 1997 to April 2001) of Pacific Mutual Holding Company and Pacific LifeCorp; Director, Executive Vice President and Chief Financial Officer to several affiliated companies of Pacific Life Insurance Company. Director of Asset Management Finance Corp. (since September 2004) former Director of Prandium, Inc. (April 2001 to July 2002), and Scottish Re Group Ltd. (December 2001 to May 2004).

Pacific Life	Edward R. Byrd	Vice President (since November 1991), Controller (since March 1993) and Chief Accounting Officer (since November 2003) of Pacific Life Insurance Company; Director (January 1998 to January 2005), Vice President (since May 1999) and CFO (since July 1994 to January 2005) of Pacific Select Distributors, Inc. (formerly Pacific Mutual Distributors, Inc.); Vice President and Controller (since August 1997) and Chief Accounting Officer (since November 2003) of Pacific Mutual Holding Company and Pacific LifeCorp; and similar positions with various affiliated companies of Pacific Life Insurance Company.

Pacific Life	Brian D. Klemens	Vice President and Treasurer of Pacific Life Insurance Company, (since December 1998); and Assistant Vice President (October 1992 to December 1998) and Assistant Controller of Pacific Life Insurance Company (April 1994 to December 1998); Vice President and Treasurer of Pacific Mutual Holding Company and Pacific LifeCorp, (since June 1999); Vice President and Treasurer of several affiliated companies of Pacific Life Insurance Company (since February 1999); and Vice President and Treasurer of Pacific Funds (since June 2001).

Pacific Life	Larry J. Card	Executive Vice President (since January 1995) and Chief Credit Officer (since April 2005), Pacific Life Insurance Company; Executive Vice President (since August 1997) and Chief Credit Officer (since April 2005), Pacific Mutual Holding Company and Pacific LifeCorp, and similar positions with various affiliated companies of Pacific Life Insurance Company.

Name of Adviser	Name of Individual	Business and Other Connections

Pacific Investment Management Company LLC (“PIMCO”)		Investment Adviser

PIMCO	Michael R. Asay	Executive Vice President

PIMCO	Tammie J. Arnold	Managing Director

PIMCO	Brian P. Baker	Executive Vice President (Singapore)

PIMCO	Stephen B. Beaumont	Executive Vice President

PIMCO	William R. Benz	Managing Director

PIMCO	Gregory A. Bishop	Executive Vice President

PIMCO	John B. Brynjolfsson	Managing Director

PIMCO	Sabrina C. Callin	Executive Vice President

PIMCO	Marcia K. Clark	Senior Vice President

PIMCO	Cyrille D. Conseil	Senior Vice President

PIMCO	Douglas Cummings	Vice President

PIMCO	Wendy W. Cupps	Managing Director

PIMCO	Chris P. Dialynas	Managing Director

PIMCO	David J. Dorff	Senior Vice President

PIMCO	Mohamed A. El-Erian	Managing Director

PIMCO	Stephanie D. Evans	Vice President

PIMCO	Teri Frisch	Senior Vice President (New York)

PIMCO	Yuri P. Garbuzov	Senior Vice President (London)

PIMCO	William H. Gross	Managing Director (EC)

PIMCO	Gordon C. Hally	Executive Vice President

PIMCO	Pasi M. Hamalainen	Managing Director

Name of Adviser	Name of Individual	Business and Other Connections

PIMCO	John P. Hardaway	Executive Vice President

PIMCO	Brent R. Harris, CFA	Managing Director

PIMCO	Raymond C. Hayes	Senior Vice President

PIMCO	David C. Hinman	Executive Vice President

PIMCO	Douglas M. Hodge, CFA	Managing Director (Tokyo)

PIMCO	Brent L. Holden	Managing Director (EC)

PIMCO	Dwight F. Holloway, Jr.	Executive Vice President (London)

PIMCO	Mark T. Hudoff	Executive Vice President

PIMCO	Margaret E. Isberg	Managing Director

PIMCO	Thomas J. Kelleher, III	Vice President

PIMCO	James M. Keller	Managing Director

PIMCO	Raymond G. Kennedy	Managing Director

PIMCO	Mark R. Kiesel	Executive Vice President

PIMCO	Steven Kirkbaumer	Senior Vice President

PIMCO	John S. Loftus	Managing Director

PIMCO	David C. Lown	Executive Vice President

PIMCO	Joseph McDevitt	Managing Director (London)

PIMCO	Andre J. Mallegol	Senior Vice President

PIMCO	Scott W. Martin	Vice President

PIMCO	Scott A. Mather	Managing Director (Munich)

PIMCO	Dean S. Meiling	Managing Director (Consulting)

PIMCO	Jonathan D. Moll	Executive Vice President

PIMCO	Mark E. Metsch	Vice President

PIMCO	Kristen S. Monson	Executive Vice President

PIMCO	James F. Muzzy	Managing Director

Name of Adviser	Name of Individual	Business and Other Connections

PIMCO	Douglas J. Ongaro	Senior Vice President

PIMCO	Thomas J. Otterbein	Executive Vice President (New York)

PIMCO	Kumar N. Palghat	Executive Vice President (Sydney)

PIMCO	Keith Perez	Senior Vice President

PIMCO	Mohan V. Phansalkar	Managing Director, Chief Legal Officer

PIMCO	Elizabeth M. Philipp	Executive Vice President

PIMCO	David J. Pittman	Senior Vice President

PIMCO	William F. Podlich	Managing Director (Consulting)

PIMCO	William C. Powers	Managing Director (EC)

PIMCO	Mark A. Romano	Senior Vice President

PIMCO	Scott L. Roney	Executive Vice President

PIMCO	Seth R. Ruthen	Executive Vice President (New York)

PIMCO	Jeffrey M. Sargent	Executive Vice President

PIMCO	Ernest L. Schmider	Managing Director

PIMCO	Leland T. Scholey	Senior Vice President

PIMCO	Stephen O. Schulist	Senior Vice President

PIMCO	Iwona E. Scibisz	Vice President

PIMCO	Denise C. Seliga	Executive Vice President

PIMCO	Kyle J. Theodore	Senior Vice President

PIMCO	William S. Thompson	Chief Executive Officer and Managing Director (EC)

PIMCO	Richard E. Tyson	Senior Vice President (Munich)

PIMCO	Peter A. Van de Zilver	Vice President

PIMCO	Richard M. Weil	Chief Operating Officer, Managing Director (EC)

PIMCO	George H. Wood	Executive Vice President

Name of Adviser	Name of Individual	Business and Other Connections

PIMCO	David Young	Senior Vice President (London)

PIMCO	Changhong Zhu	Executive Vice President

PIMCO	Marcellus M. Fisher	Senior Vice President

PIMCO	Sudesh N. Mariappa	Managing Director

PIMCO	Curtis A. Mewbourne	Executive Vice President

PIMCO	John Norris	Vice President (New York)

PIMCO	Bradley W. Paulson	Executive Vice President (Tokyo)

PIMCO	Paul W. Reisz	Vice President

PIMCO	Ivor E. Schucking	Executive Vice President (Munich)

PIMCO	Mark V. McCray	Executive Vice President

PIMCO	Lew W. Jacobs	Executive Vice President (Munich)

PIMCO	Susan L. Wilson	Executive Vice President

PIMCO	John Wilson	Executive Vice President

PIMCO	Bret W. Estep	Vice President

PIMCO	Daniel J. Ivascyn	Executive Vice President

PIMCO	Henrik P. Larsen	Vice President

PIMCO	Adam Borneleit	Senior Vice President

PIMCO	Craig A. Dawson	Senior Vice President

PIMCO	Joseph A. Fournier	Vice President (Singapore)

PIMCO	Gregory S. Grabar	Senior Vice President

PIMCO	John M. Miller	Senior Vice President

PIMCO	Gail Mitchell	Vice President

Name of Adviser	Name of Individual	Business and Other Connections

PIMCO	Terry Y. Nercessian	Vice President

PIMCO	Shigeki Okamura	Senior Vice President (Tokyo)

PIMCO	Ronald M. Reimer	Vice President

PIMCO	Yiannis Repoulis	Vice President

PIMCO	Carol E. Rodgerson	Vice President

PIMCO	Jason R. Rosiak	Senior Vice President

PIMCO	Timothy L. Shaler	Senior Vice President

PIMCO	Erica H. Sheehy	Vice President

PIMCO	Christine M. Telish	Vice President

PIMCO	Powell C. Thurston	Vice President

PIMCO	Cheng-Yuan Yu	Senior Vice President

PIMCO	Paul A. McCulley	Managing Director

PIMCO	John C. Maney	Chief Financial Officer

PIMCO	Vineer Bhansali	Executive Vice President

PIMCO	Emanuele Ravano	Executive Vice President (London)

PIMCO	W. Scott Simon	Managing Director

PIMCO	Makoto Takano	Executive Vice President (Tokyo)

PIMCO	Charles C. Wyman	Executive Vice President

PIMCO	W.H. Bruce Brittain	Senior Vice President

PIMCO	Stephen S. Goldman	Senior Vice President (London)

PIMCO	Peter L. Lindgren	Senior Vice President (London)

Name of Adviser	Name of Individual	Business and Other Connections

PIMCO	Tomoya Masanao	Executive Vice President (Tokyo)

PIMCO	Akinori Matsui	Senior Vice President (Tokyo)

PIMCO	James P. Meehan, Jr.	Senior Vice President

PIMCO	Mark Porterfield	Senior Vice President

PIMCO	Mark B.M. van Heel	Senior Vice President (London)

PIMCO	Nicolette Beyer	Vice President (London)

PIMCO	Erik C. Brown	Vice President

PIMCO	Kirsten J. Burton	Vice President

PIMCO	Suhail H. Dada	Senior Vice President

PIMCO	Birgitte Danielsen	Vice President (New York)

PIMCO	Jennifer E. Durham	Vice President

PIMCO	Edward L. Ellis	Vice President

PIMCO	Kristine L. Foss	Vice President

PIMCO	Julian Foxall	Vice President (Sydney)

PIMCO	Richard F. Fulford	Vice President (London)

PIMCO	Darius Gagne	Vice President

PIMCO	Robert J. Greer	Senior Vice President

PIMCO	Shailesh Gupta	Vice President

PIMCO	Kazunori Harumi	Senior Vice President (Tokyo)

PIMCO	Arthur J. Hastings	Vice President

PIMCO	James Hudson	Vice President (London)

PIMCO	James Johnstone	Vice President

Name of Adviser	Name of Individual	Business and Other Connections

PIMCO	Kenji Kawamura	Vice President (Tokyo)

PIMCO	Tetsuro Kondo	Vice President (Tokyo)

PIMCO	W.M. Reese Lackey	Vice President

PIMCO	Yanay Lehavi	Senior Vice President

PIMCO	Kendall P. Miller	Vice President

PIMCO	Scott Millimet	Senior Vice President

PIMCO	Masabumi Moriguchi	Vice President (Tokyo)

PIMCO	Gillian O’Connell	Vice President (London)

PIMCO	Ric Okun	Vice President

PIMCO	Evan T. Pan	Vice President (Tokyo)

PIMCO	Jennifer L. Prince	Vice President

PIMCO	Stephen Rodosky	Senior Vice President

PIMCO	William E. Sharp	Vice President

PIMCO	Scott M. Spalding	Vice President

PIMCO	Mihir P. Worah	Senior Vice President

PIMCO	Michael J. Willemsen	Vice President

Name of Adviser	Name of Individual	Business and Other Connections

PIMCO	Laura Ahto	Senior Vice President (London)

PIMCO	G. Steven Gleason	Senior Vice President

PIMCO	PeterPaul Pardi	Senior Vice President (London)

PIMCO	Bruce Pflug	Senior Vice President

PIMCO	James A. Ramsey	Senior Vice President

PIMCO	Joshua M. Anderson	Vice President

PIMCO	William Chipp	Vice President

PIMCO	John Cummings	Vice President

PIMCO	Gregory T. Gore	Vice President

PIMCO	Robert A. Fields	Vice President

PIMCO	Paul Harrison	Vice President (Sydney)

PIMCO	Lori Hsu	Vice President

PIMCO	Koji Ishida	Vice President (Tokyo)

PIMCO	Elissa Johnson	Vice President (London)

PIMCO	Kelly Johnson	Vice President

PIMCO	M. Theresa Vallarta-Jordal	Vice President

PIMCO	Benjamin Kelly	Vice President

PIMCO	Kevin Kuhner	Vice President

PIMCO	Robert Matsuhisa	Vice President

PIMCO	Sugako Mayuzumi	Vice President (Tokyo)

Name of Adviser	Name of Individual	Business and Other Connections

PIMCO	Alfred Murata	Vice President

PIMCO	Roger Nieves	Vice President

PIMCO	Richard Palmer	Vice President

PIMCO	Saumil Parikh	Vice President

PIMCO	Jeff Plein	Vice President (Tokyo)

PIMCO	Wendong Qu	Vice President

PIMCO	Danelle Reimer	Vice President

PIMCO	Melody Rollins	Vice President

PIMCO	Cathy T. Rowe	Vice President

PIMCO	Christina Stauffer	Vice President

PIMCO	Peter Strelow	Vice President

PIMCO	R. Wesley Burns	President, PIMCO Funds

PIMCO	Michael Amey	Senior Vice President (London)

PIMCO	David S. Andrews	Senior Vice President

PIMCO	Michael A. Gomez	Senior Vice President

PIMCO	James F. Moore	Senior Vice President

PIMCO	Devin Sellers	Senior Vice President (New York)

PIMCO	Michael A. Burns	Vice President

PIMCO	Amit Chopra	Vice President

PIMCO	Matthew Clark	Vice President

PIMCO	James R. Clarke	Vice President

PIMCO	Robert Corley	Vice President

PIMCO	Jonathan B. Cressy	Vice President

PIMCO	Nicola A. De Lorenzo	Vice President

PIMCO	Travis Dugan	Vice President

PIMCO	Jason J. England	Vice President

PIMCO	Richard F. Fulford	Vice President (London)

PIMCO	Linda J. Gould	Vice President

PIMCO	Andrew A Grijns	Vice President

PIMCO	Sachin Gupta	Vice President (Singapore)

PIMCO	Jeffrey Helsing	Vice President

PIMCO	J. Stephen King, Jr.	Vice President

PIMCO	Stephanie King	Vice President

PIMCO	John J. Loh	Vice President

PIMCO	Nick Maroutsos	Vice President (Sydney)

PIMCO	Murphy McCann	Vice President

PIMCO	Ramakrishnan Nambimadom	Vice President

PIMCO	Alfonso A. Portillo	Vice President

PIMCO	Donna Riley	Vice President

PIMCO	Toru Sejima	Vice President

PIMCO	James Shen	Vice President (Singapore)

PIMCO	Julie M. Shepherd	Vice President

PIMCO	Jennifer N. Spicijaric	Vice President

PIMCO	Bransby M. Whitton	Vice President

PIMCO	Dylan H. Windham	Vice President

PIMCO	Tamara Lynn Witham	Vice President (New York)

PIMCO	Shinichi Yamamoto	Vice President

PIMCO	Steven Nicholls	Senior Vice President (London)

PIMCO	Arthur Y.D. Ong	Senior Vice President

PIMCO	Peter I. Bentley	Vice President (London)

PIMCO	Stephen E. Reynolds	Vice President

PIMCO	Yoichi Takechi	Vice President (Tokyo)

PIMCO	Walter Yu	Vice President

PIMCO	Davida Milo	Senior Vice President

PIMCO	Peter Paul Pardi	Senior Vice President (London)

PIMCO	Charles A. Williams, III	Vice President

Name of Adviser	Name of Individual	Business and Other Connections

Capital Guardian Trust Company		Investment Advisor

Capital Guardian Trust Company	Andrew F. Barth	Director and President, Capital Guardian Trust Company; Director, The Capital Group Companies; Director, President and Research Director, Capital International Research, Inc. Formerly, Director, Capital Research and Management Company; and Director and President, Capital Guardian Research Company.

Capital Guardian Trust Company	Michael D. Beckman	Director and Senior Vice President, Capital Guardian Trust Company; Director, The Capital Group Companies, and Capital Guardian Trust Company of Nevada; Director and President, Capital International Asset Management, Inc.; Director, President and Treasurer, Capital International Financial Services, Inc.; Chief Financial Officer and Secretary, Capital International Asset Management (Canada), Inc.; Senior Vice President, Capital Group International, Inc. Formerly, Treasurer, Capital Guardian (Canada), Inc., Capital Guardian Research Company and Capital International Asset Management, Inc.

Capital Guardian Trust Company	Michael A. Burik	Senior Vice President and Senior Counsel, Capital Guardian Trust Company and Capital International, Inc.; and Vice President and Secretary, Capital International Financial Services, Inc.

Capital Guardian Trust Company	Elizabeth A. Burns	Senior Vice President, Capital Guardian Trust Company.

Capital Guardian Trust Company	Scott M. Duncan	Senior Vice President, Capital Guardian Trust Company. Formerly, Vice President, Capital Guardian Trust Company.

Capital Guardian Trust Company	John B. Emerson	Senior Vice President, Capital Guardian Trust Company; Director and President, Capital Guardian Trust Company, a Nevada Corporation. Formerly, Executive Vice President, Capital Guardian Trust Company, a Nevada Corporation.

Capital Guardian Trust Company	Michael R. Ericksen	Director and Senior Vice President, Capital Guardian Trust Company; Director and President, Capital International Limited. Formerly, Senior Vice President of Capital International Limited.

Capital Guardian Trust Company	Michael A. Felix	Senior Vice President and Treasurer, Capital Guardian Trust Company; Capital Guardian (Canada), Inc.; Director and Senior Vice President, Capital International, Inc. Formerly, Vice President, Capital Guardian Trust Company; Director, Capital International, Inc.

Name of Adviser	Name of Individual	Business and Other Connections

Capital Guardian Trust Company	David I. Fisher	Director and Chairman, Capital Guardian Trust Company; Director and Vice Chairman, Capital International, Inc. and Capital International Limited; Director and Chairman, Capital Group International, Inc.; Director and President, Capital International Limited (Bermuda); Director, The Capital Group Companies, Inc., Capital International Research, Inc., and Capital Group Research, Inc. Formerly, Director and Vice Chairman Capital International K.K.; and Director, Capital Research and Management Company

Capital Guardian Trust Company	Clive N. Gershon	Senior Vice President, Capital Guardian Trust Company.

Capital Guardian Trust Company	Frederick M. Hughes, Jr	Senior Vice President, Capital Guardian Trust Company.

Capital Guardian Trust Company	Mary M. Humphrey	Senior Vice President, Capital Guardian Trust Company.

Capital Guardian Trust Company	William H. Hurt	Senior Vice President, Capital Guardian Trust Company; Director and Chairman, Capital Guardian Trust Company, a Nevada Corporation and Capital Strategy Research, Inc. Formerly, Director, Capital Guardian Trust Company.

Capital Guardian Trust Company	Peter C. Kelly	Director, Senior Vice President and Senior Counsel, Capital Guardian Trust Company; Director, Senior Vice President, Senior Counsel and Secretary, Capital International, Inc.; Director Capital International Emerging Markets Fund; Secretary, Capital Group International, Inc.

Capital Guardian Trust Company	Charles A. King	Senior Vice President, Capital Guardian Trust Company.

Capital Guardian Trust Company	Lianne K. Koeberle	Senior Vice President, Capital Guardian Trust Company.

Capital Guardian Trust Company	Nancy J. Kyle	Director and Vice Chair, Capital Guardian Trust Company; Director and President, Capital Guardian (Canada), Inc.; Formerly, Senior Vice President, Capital Guardian Trust Company

Capital Guardian Trust Company	Karin L. Larson	Director, Capital Guardian Trust Company; Director, Chairperson, and President Capital Group Research, Inc., Director and Chairperson, Capital International Research, Inc. Formerly, Director and Chairperson, Capital Guardian Research Company; Director, The Capital Group Companies, Inc.,

Capital Guardian Trust Company	James R. Mulally	Director and Senior Vice President, Capital Guardian Trust Company; Senior Vice President, Capital International Limited.

Name of Adviser	Name of Individual	Business and Other Connections

Capital Guardian Trust Company	Shelby Notkin	Director and Senior Vice President, Capital Guardian Trust Company; Director, Capital Guardian Trust Company, a Nevada Corporation.

Capital Guardian Trust Company	Michael E. Nyeholt	Senior Vice President, Capital Guardian Trust Company.

Capital Guardian Trust Company	Mary M. O’Hern	Senior Vice President, Capital Guardian Trust Company, Capital International Limited; and Capital International, Inc.

Capital Guardian Trust Company	Jeffrey C. Paster	Senior Vice President, Capital Guardian Trust Company.

Capital Guardian Trust Company	Jason M. Pilalas	Director, Capital Guardian Trust Company; Senior Vice President, Capital International Research, Inc.

Capital Guardian Trust Company	Paula B. Pretlow	Senior Vice President, Capital Guardian Trust Company.

Capital Guardian Trust Company	George L. Romine, Jr.	Senior Vice President, Capital Guardian Trust Company

Capital Guardian Trust Company	Robert Ronus	Director and Vice Chairman, Capital Guardian Trust Company; Director and Chairman, Capital Guardian (Canada), Inc., Director and Non-Executive Chairman, The Capital Group Companies, Inc.; Director, Capital Group International, Inc.; Senior Vice President, Capital International, Inc., Capital International Limited and Capital International S.A.; Formerly, President, Capital Guardian Trust Company.

Capital Guardian Trust Company	Theodore R. Samuels	Director and Senior Vice President, Capital Guardian Trust Company; Director, Capital Guardian Trust Company, a Nevada Corporation.

Capital Guardian Trust Company	Lionel A. Sauvage	Director and Senior Vice President, Capital Guardian Trust Company; Senior Vice President, Capital International, Inc.; Director, Capital International Research, Inc.

Capital Guardian Trust Company	John H. Seiter	Director and Executive Vice President, Capital Guardian Trust Company; Director, The Capital Group Companies.

Capital Guardian Trust Company	Karen L. Sexton	Senior Vice President, Capital Guardian Trust Company. Formerly, Vice President, Capital Guardian Trust Company.

Capital Guardian Trust Company	Lawrence R. Solomon	Director and Vice President, Capital Guardian Trust Company; Senior Vice President, Capital International Research, Inc.; and Director, Capital Management Services, Inc.

Name of Adviser	Name of Individual	Business and Other Connections

Capital Guardian Trust Company	Eugene P. Stein	Director and Vice Chairman, Capital Guardian Trust Company; Director, The Capital Group Companies, Inc. Formerly, Executive Vice President, Capital Guardian Trust Company.

Capital Guardian Trust Company	Andrew P. Stenovec	Senior Vice President, Capital Guardian Trust Company.

Capital Guardian Trust Company	Jill A. Sumiyasu	Senior Vice President, Capital Guardian Trust Company. Formerly, Vice President, Capital Guardian Trust Company.

Capital Guardian Trust Company	Phillip A. Swan	Senior Vice President, Capital Guardian Trust Company.

Capital Guardian Trust Company	Shaw B. Wagener	Director, Capital Guardian Trust Company, The Capital Group Companies, Inc., and Capital International Management Company S.A.; Director and Chairman, Capital International, Inc.; Director and Senior Vice President, Capital Group International, Inc. Formerly, President of Capital International, Inc.

Capital Guardian Trust Company	Eugene M. Waldron	Senior Vice President, Capital Guardian Trust Company.

Capital Guardian Trust Company	Alan J. Wilson	Director and Vice President, Capital Guardian Trust Company; Director, Executive Vice President and Research Director – U.S., Capital International Research, Inc. Formerly, Senior Vice President, Capital International Research, Inc.

Name of Adviser	Name of Individual	Business and Other Connections

Janus Capital Management LLC		Investment Adviser

Janus Capital Management LLC	John H. Blyner	Senior Vice President, Chief Corporate Affairs Officer, and Secretary

Janus Capital Management LLC	Steven L. Scheid	Chief Executive Officer

Janus Capital Management LLC	Loren M. Starr	Senior Vice President and Chief Financial Officer

Janus Capital Management LLC	James P. Goff	Vice President and Director of Research

Janus Capital Management LLC	Lars Olof Soderberg	Executive Vice President and Managing Director of Institutional Services

Janus Capital Management LLC	Robin C. Beery	Senior Vice President and Chief Marketing Officer

Janus Capital Management LLC	Girard C. Miller	Executive Vice President and Chief Operating Officer

Janus Capital Management LLC	Kelley A. Howes	Senior Vice President and General Counsel

Janus Capital Management LLC	Gary D. Black	Chief Investment Officer and President

Janus Capital Management LLC	John Zimmerman	Senior Vice President of Institutional Services

Janus Capital Management LLC	Dominic Martello	Senior Vice President

Janus Capital Management LLC	Eric Gerth	Senior Vice President, Managing Director of Janus Global Adviser

Janus Capital Management LLC	Jane C. Ingalls	Senior Vice President of Corporate Communications

Name of Adviser	Name of Individual	Business and Other Connections

Morgan Stanley Investment Management Inc., doing business in certain instances under the name Van Kampen		Investment Adviser

Van Kampen	Mitchell M. Merin	President and Chief Operating Officer

Van Kampen	Ronald E. Robison	Managing Director and Chief Global Operations Officer

Van Kampen	Joseph J. McAlinden	Managing Director and Chief Investment Officer

Van Kampen	Rajesh K. Gupta	Managing Director and Chief Administrative Officer–Investments

Van Kampen	Barry Fink	General Counsel and Managing Director

Van Kampen	Alexander C. Frank	Managing Director and Treasurer

Van Kampen	Carsten Otto	Executive Director and U.S. Director of Compliance

Name of Adviser	Name of Individual	Business and Other Connections

Goldman Sachs Asset Management	Henry M. Paulson, Jr.	Chief Executive Officer and Chairman, Goldman, Sachs & Co.

Goldman Sachs Asset Management	Lloyd C. Blankfein	President and Co-Chief Operating Officer, Goldman, Sachs & Co.

Goldman Sachs Asset Management	Gary D. Cohn	Managing Director, Goldman, Sachs & Co.

Goldman Sachs Asset Management	Christopher A. Cole	Managing Director, Goldman, Sachs & Co.

Goldman Sachs Asset Management	J. Michael Evans	Managing Director, Goldman, Sachs & Co.

Goldman Sachs Asset Management	Richard A. Friedman	Managing Director, Goldman, Sachs & Co.

Goldman Sachs Asset Management	Suzanne Nora Johnson	Managing Director, Goldman, Sachs & Co.

Goldman Sachs Asset Management	Kevin W. Kennedy	Managing Director, Goldman, Sachs & Co.

Goldman Sachs Asset Management	Peter S. Kraus	Managing Director, Goldman, Sachs & Co.

Goldman Sachs Asset Management	Masanori Mochida	Managing Director, Goldman, Sachs & Co.

Goldman Sachs Asset Management	Thomas K. Montag	Managing Director, Goldman, Sachs & Co.

Goldman Sachs Asset Management	Gregory K. Palm	Counsel and Managing Director, Goldman, Sachs & Co.

Goldman Sachs Asset Management	Eric S. Schwartz	Managing Director, Goldman, Sachs & Co.

Goldman Sachs Asset Management	John S. Weinberg	Managing Director, Goldman, Sachs & Co.

Goldman Sachs Asset Management	Peter A. Weinberg	Managing Director, Goldman, Sachs & Co.

Goldman Sachs Asset Management	Jon Winkelried	Managing Director, Goldman, Sachs & Co.

Goldman Sachs Asset Management	Richard J. Gnodde	Managing Director, Goldman, Sachs & Co.

Goldman Sachs Asset Management	Scott B. Kapnick	Managing Director, Goldman, Sachs & Co.

Goldman Sachs Asset Management	John F.W. Rogers	Managing Director, Goldman, Sachs & Co.

Goldman Sachs Asset Management	Alan M Cohen	Global Head of Compliance and Managing Director, Goldman, Sachs & Co.

Goldman Sachs Asset Management	Edward C. Forst	Managing Director

Goldman Sachs Asset Management	Robert S. Kaplan	Managing Director

Goldman Sachs Asset Management	Michael S. Sherwood	Managing Director

Goldman Sachs Asset Management	David M. Solomon	Managing Director

Goldman Sachs Asset Management	Esta Stecher	General Counsel and Managing Director

Goldman Sachs Asset Management	David A. Viniar	Managing Director

Goldman Sachs Asset Management	John S. Weinberg	Managing Director

Goldman Sachs Asset Management	Peter A. Weinberg	Managing Director

Goldman Sachs Asset Management	Jon Winkelried	Managing Director

Goldman Sachs Asset Management	Mario Draghi	Managing Director

Name of Adviser	Name of Individual	Business and Other Connections

NFJ Investment Group LP (NFJ)		Investment Advisor

NFJ	Ben J. Fischer	CFA-Managing Director, NFJ

NFJ	John L. Johnson	CFA-Managing Director, NFJ

NFJ	Chris Najork	CFA-Managing Director, NFJ

NFJ	Paul A. Magnuson	Managing Director, NFJ

NFJ	E. Clifton Hoover Jr.,	CFA-Managing Director, NFJ

NFJ	Jeffrey S. Partenheimer	CFA-Managing Director, NFJ

NFJ	Barbara R. Claussen	Managing Director, NFJ

Adviser and Governing Board of Directors	Name of Individual	Business and Other Connections

Salomon Brothers Asset Management		Investment Adviser

Salomon Brothers Asset Management	Peter J. Wilby	Member of the Board of Directors, Salomon Brothers Asset Management

Salomon Brothers Asset Management	Michael F. Rosenbaum	General Counsel, Citigroup Asset Management

Salomon Brothers Asset Management	Jeffrey S. Scott	Chief Compliance Officer

Salomon Brothers Asset Management	Evan L. Merberg	Member of the Board of Directors, Salomon Brothers Asset Management

Salomon Brothers Asset Management	Michael Even	Member of the Board of Directors, Salomon Brothers Asset Management

Lazard Asset Management LLC (“Lazard”)

Lazard	Ashish Bhutani	Chief Executive Officer.
Mr. Bhutani is Chief Executive Officer of Lazard Asset Management. He has been working in the industry since 1985. Prior to joining Lazard in 2003, he was a Co-Chief Executive Officer, North America, of Dresdner Kleinwort Wasserstein. He was a member of its Global Corporate and Markets Board, as well as its Global Executive Committee. Before 2001, he was a Deputy Chairman of Wasserstein, Perella Group and the Chief Executive Officer of Wasserstein Perella Securities (where he ran all its sales and trading activity). Prior to 1989, Mr. Bhutani worked as a Vice President in Salomon Brothers’ Fixed Income department. He holds an MBA in International Business and Finance from Pace University, and a BA in Psychology and an AA in Business from Concordia College.

Lazard	Charles Carroll	Deputy Chairman, Global Marketing.
Charles Carroll is a Deputy Chairman of Lazard Asset Management LLC, in charge of Global Marketing. Mr. Carroll joined Lazard in 1993. Previously Mr. Carroll was First Vice President and Consulting Services Director with Shearson Lehman Brothers and was instrumental in training Financial Consultants as well as managing institutional account relationships. Prior to that, he was Vice President and National Product Manager with Shearson Asset Management in New York City. He has been in the industry since 1987. Mr. Carroll attended the University of Utah.

Lazard	Andrew Lacey	Deputy Chairman, U.S. and Global Products.
Mr. Lacey is a Deputy Chairman of Lazard Asset Management for U.S. and Global products. He is also a portfolio manager on Lazard’s U.S. Equity, U.S. Mid Cap, U.S. Strategic, and U.S. Equity Select products. Prior to becoming a full-time member of Lazard’s equity team in 1996, Mr. Lacey worked part-time at Lazard from 1995-1996 while attaining his MBA from Columbia University. He also has a BA from Wesleyan University.

Lazard	John R. Reinsberg	Deputy Chairman, International and Global Products.
Mr. Reinsberg is a Deputy Chairman of Lazard Asset Management responsible for international and global products. He also oversees the day-to-day operations of Lazard’s international equity investment team. He began working in the investment field in 1981. Prior to joining Lazard in 1991, Mr. Reinsberg served as Executive Vice President of General Electric Investment Corporation and Trustee of the General Electric Pension Trust. His other past affiliations include Jardine Matheson (Hong Kong) and Hill & Knowlton, Inc. Mr. Reinsberg has a MBA from Columbia University and a BA from the University of Pennsylvania. He speaks German, French, and Spanish.

Lazard	Robert P. DeConcini	Chairman USA.
Mr. DeConcini is Chairman for the U.S. of Lazard Asset Management. He has been working in the investment field since 1982. Prior to joining Lazard in 1989, he was a vice president with M.D.S. Associates. Mr. DeConcini has a BA from Villanova University.

Lazard	Gabrielle Boyle	Senior Managing Director, Portfolio Manager.
Ms. Boyle is a Senior Managing Director of Lazard. She is a Portfolio Manager on Lazard’s International Equity team and a member of the London-based European Equity team. She joined Lazard in 1993 and has been working in the investment field since 1990. Previously Ms. Boyle worked with Royal Insurance Asset Management. She earned a BA (Hons) degree in Economics & History in 1989 and a M.A. in Economics in 1990, both from University College, Dublin. She is a member of the Institute of Investment Management and Research.

Lazard	Michael P. Charlton	Senior Managing Director.
Mr. Charlton is a Senior Managing Director of Lazard Asset Management and is responsible for Lazard’s Institutional Client Service/Marketing and Consultant Relations efforts. He has been working in the investment field since 1989. Prior to joining Lazard in 1991, Mr. Charlton was with Bankers Trust Company in their Global Fiduciary Services area. Mr. Charlton has a BA from Wesleyan University.

Lazard	Andreas Hüebner	Senior Managing Director.
Mr. Hüebner is a Senior Managing Director of Lazard Asset Management (Deutschland) GmbH in Frankfurt. Mr. Hüebner specializes in Marketing and Client Servicing. Prior to joining Lazard in 1999, Mr. Hüebner was a Managing Partner with Schröder Münchmeyer Hengst & Co. and DG Bank Frankfurt. Mr. Hüebner has 17 years of investment experience. He is fluent in both German and English and is a member of the International Bankers Forum (IBF) and of the Frankfurter Finanz-Forum (FFF).

Lazard	Jeffrey Kigner	Senior Managing Director.
Jeffrey Kigner is a Senior Managing Director of Lazard Asset Management and is primarily responsible for U.S Equity management and overseeing the day-to-day operations of the U.S. equity investment team. Prior to joining Lazard in 2001, he served as Chief Investment Officer and Co-Chairman of John A. Levin & Co. Mr. Kigner holds an MBA as well as an undergraduate degree in Economics and Finance from New York University, and has been working in the investment field since 1983.

Lazard	Robert Prugue	Senior Managing Director, Senior Executive.
Robert Prugue is a Senior Managing Director of Lazard, a senior executive of Australian operations for Lazard Asset Management Pacific Co. (Lazard), and a Director of Lazard Japan Asset Management (LJAM). He has been working in the investment field since 1987. Prior to joining Lazard in December 2002, he was a director and Head of Research for van Eyk Research. He has also worked for the National Association of Securities Dealers in Washington DC, AMP Society, and Axiom Funds Management. He has an M.A. from Exeter University and a B.A. from the University of Maryland. He speaks English, Spanish, French, Italian, and Portuguese.

Lazard	Michael S. Rome	Senior Managing Director.
Mr. Rome is a Senior Managing Director of Lazard Asset Management where he is responsible for the alternative investments business and Portfolio Manager of the Lazard Global Opportunities Funds. He is also a Member of the Board of Lazard Alternative Strategies Fund, LLC and President and Director of Lazard Diversified Strategies Fund PLC. He has been in the investment industry since 1981. During his tenure at Lazard, Michael Rome was responsible for the day-to-day oversight of Lazard’s U.S. Equities from 1991-1999. Prior to joining the Firm in 1991, he served as Senior Vice President with Mark Partners, a long/short U.S. hedge fund. Prior to that, Mr. Rome was research liaison at Goldman, Sachs & Co. where his clients represented a broad range of investors. He holds a BA from the University of Rochester and an MBA from Cornell University.

Lazard	Bill Smith	Senior Managing Director, CEO of Lazard Asset Management, Ltd.
Mr. Smith is a Senior Managing Director and the Chief Executive Officer of Lazard Asset Management, Limited in London. He has been working in the investment field since 1977. Prior to joining Lazard in 2002, Mr. Smith served as a Managing Director of ABN AMRO. Previously, he had been associated with Barclays Bank, Prudential Bache, and Standard Life. He has a BSc from Heriot Watt University, Edinburgh.

Lazard	Michael A. Bennett	Managing Director, Portfolio Manager.
Mr. Bennett is a Managing Director of Lazard Asset Management and a portfolio manager for the International Equity, International Equity Select, European Equity Select, and Global Equity teams. He began working in the investment field in 1987. Prior to joining the firm in 1992, Mr. Bennett served as an international equity analyst with General Electric Investment Corporation. Previously he was with Keith Lippert Associates and Arthur Andersen & Company. He is a CPA, has an MBA from the University of Chicago’s Graduate School of Business and a BS from New York University.

Lazard	Christopher Blake	Managing Director, Portfolio Manager/Analyst.
Mr. Blake is a Managing Director of Lazard Asset Management LLC. He is a Portfolio Manager/Analyst for the Lazard Mid Cap and Strategic Equity portfolios. He joined the firm in 1995 and has a BSBA in Finance from the University of Denver.

Lazard	Nick Bratt	Managing Director, Portfolio Manager.
Mr. Bratt is a Managing Director of Lazard Asset Management and a Portfolio Manager for the Global Thematic Equity product. He began working in the investment field in 1973. Prior to joining Lazard in 2003, Mr. Bratt served in various capacities at Scudder/Deutsche Asset Management, including Head of International Portfolio Management, Head of the Global Equity Group, and Global Chief Investment Officer. His last position at Scudder/Deutsche Asset Management was Director of Global Products. Mr. Bratt attended Columbia University on a Fulbright scholarship, and holds a BA in Politics & Philosophy and Economics from St. John’s College of Oxford University. He is Director of the Korea Society, and an Advisory Director of Maison Francaise. He is fluent in French and reads German.

Lazard	Charles Burgdorf	Managing Director.
Mr. Burgdorf is a Managing Director of Lazard Asset Management and is primarily responsible for the Third Party Distribution Group. Mr. Burgdorf began working in the investment field in 1988. Prior to joining Lazard in January of 1997, Mr. Burgdorf was affiliated with Fred Alger Management, Inc. and Bull & Bear Group, Inc. He has a B.S. in Business Administration and Finance from the University of South Carolina.

Lazard	David Cleary, CFA	Managing Director.
Mr. Cleary is a Managing Director of Lazard, and is currently responsible for the management of the firm’s Private Client Group. Before joining that group, Mr. Cleary spent nine years as a fixed income portfolio manager for the firm. Prior to joining Lazard in 1994, Mr. Cleary was affiliated with Union Bank of Switzerland as a portfolio manager, and IBJ Schroder Bank & Trust as an assistant treasurer. He has a B.S. from Cornell University. Mr. Cleary began working in the investment field in 1987.

Lazard	Melissa Cook, CFA	Managing Director, Equity Research.
Ms. Cook manages the global research platform that supports Lazard’s worldwide equity products in her role as Director of Research. Ms. Cook has been working in the investment field since 1986. Prior to joining Lazard in 2002, she was a Managing Director and Associate Director of Research at Prudential Securities. Before moving into her management role, Ms. Cook spent seven years as a Senior Equity Analyst covering broadcasting, cable, entertainment, and publishing industries at Prudential. Previous to joining Prudential in 1991, Ms. Cook worked as an equity analyst at Barclays de Zoete Wedd and Drexel Burnham Lambert. She received a MBA from the Stern School of Business at New York University and a BA from Dartmouth College.

Lazard	Kun Deng, CFA	Managing Director, Portfolio Manager.
Mr. Deng is a Managing Director of Lazard Asset Management LLC and a Portfolio Manager. He began working in the investment field in 1994. Prior to joining Lazard in 1997, he was a senior analyst at Newgate Investment Management. His other past affiliations include adjunct faculty at Hofstra University and China’s Ministry of Finance. Mr. Deng received an MIA from Columbia University and an MA from Beijing University. He has also completed his Ph.D. coursework at New York University. Mr. Deng speaks Chinese and French.

Lazard	Gabriella Dixon, CFA	Managing Director, Research Analyst.
Ms. Dixon is a Managing Director of Lazard Asset Management LLC, and a Research Analyst on the Financials equity sector team. She began her investment experience upon joining the firm in 1990, and has held several positions at Lazard. She received a BA with Honors from Wesleyan University. Ms. Dixon is fluent in French and Italian.

Lazard	James Donald, CFA	Managing Director, Portfolio Manager/Analyst.
Mr. Donald is a Managing Director of Lazard Asset Management LLC. In addition to his duties as a Portfolio Manager/Analyst he also serves as Head of the Emerging Markets Group. Prior to joining the firm in 1996, Mr. Donald worked at Mercury Asset Management, which he joined in 1985. At Mercury Asset Management he was on the emerging markets team between 1992 and 1996 and worked on the international equity team between 1985 and 1992. Mr. Donald received a HBA from University of Western Ontario. He is fluent in French and Spanish.

Lazard	Peter C. Hunsberger	Managing Director, Research Analyst.
Mr. Hunsberger is a Managing Director of Lazard Asset Management LLC and a research analyst on the Global Equity Research Platform (energy sector). Mr. Hunsberger began working in the investment field in 1978. Prior to joining Lazard in 1991, he served as Director of Research at John S. Herold, Inc. Previously, he was associated with Hunt Oil Company as a senior geologist. Mr. Hunsberger received a MBA from Houston Baptist University and a BA from Middlebury College.

Lazard	Carmine Lizza	Managing Director, Chief Information Officer.
Mr. Lizza is a Managing Director and Chief Information of Officer of Lazard Asset Management. He began working in the investment field in 1986. Prior to joining Lazard in 1999, he was a Managing Director at Bankers Trust, and formerly held senior positions at Alliance Capital and Bankers Trust. Earlier in his career he worked at Lear Siegler Avionics. Mr. Lizza has a MBA from Columbia University and a Bachelors of Engineering in Electrical Engineering and Computer Science from Stevens Institute of Technology.

Lazard	Gerald Mazzari	Managing Director and Chief Operating Officer.
Mr. Mazzari is a Managing Director and Chief Operating Officer of Lazard Asset Management. He began working in the investment field in 1978. Prior to joining Lazard in 1996, he was an Executive Vice President for Smith New Court, Inc. and a Chief Financial Officer with Carl Marks & Co. Previously, Mr. Mazzari was an Audit Partner at Oppenheim, Appel, Dixon & Co. He has an MBAfrom Adelphi University and a BS in biology from Syracuse University.

Lazard	Efrem Meretab	Managing Director, Research Analyst.
Mr. Meretab is a Managing Director of Lazard Asset Management LLC and a Research Analyst. He began his investment experience upon joining the firm in 1994. Prior to joining Lazard, Mr. Meretab was affiliated with AT&T Bell Laboratories, and associated with Conoco Inc. as a senior research geo-physicist. Mr. Meretab received a Ph.D. from the University of Illinois and a BS from Haverford College. He is fluent in Tigringa and Amharic.

Lazard	Nathan Paul	Managing Director, General Counsel.
Mr. Paul is a Managing Director of Lazard Asset Management, and serves as the Firm’s General Counsel. He began working in the investment field when he joined Lazard, in 2000. Previously, Mr. Paul had worked as an associate with the firm of Schulte Roth & Zabel LLP. Mr. Paul graduated from Cardozo Law School as a Juris Doctor. He is a member of the New York and New Jersey state bar associations, and speaks Hebrew.

Lazard	Michael Powers	Managing Director, Portfolio Manager.
Mr. Powers is a Managing Director of Lazard Asset Management LLC and a member of the International Equity, International Equity Select, and European Equity Select teams. He began working in the investment field in 1990. Previous to joining the firm in 1990, he was a vice president for Chemco Technologies. He received an MBA from Long Island University and a BA from Brown University.

Lazard	John Reese	Managing Director.
Mr. Reese is a Limited Managing Director of Lazard Asset Management and is primarily responsible for private clients investment management. Prior to joining Lazard, Mr. Reese worked for Wood, Struthers & Winthrop where he served in the Management Corporation, as the President, the Director, and the CEO. Mr. Reese is a member of the New York Society of Security Analysts. He received a MBA from the Wharton School of Finance at the University of Pennsylvania and a BA from the University of Pennsylvania. He began working in the investment field in 1968.

Lazard	Robert Rowland	Managing Director.
Mr. Rowland joined Lazard Asset Management Limited in December 2003, and is responsible for managing Lazard’s European Explorer hedge funds. Robert previously served as a Partner of Soros Funds Limited where he managed European Equities for the Quantum Endowment Fund. In a prior position, he worked for Odey Asset Management as a Fund Manager for the Grosvenor Fund. Robert began working in the investment industry in 1988 and is based in London.

Lazard	Ulrich Schweiger	Managing Director, Portfolio Manager
Mr. Schweiger is a Managing Director of Lazard Asset Management GmbH in Frankfurt and a portfolio manager. He began working in the investment field in 1984. Prior to joining Lazard, Mr. Schweiger was affiliated with Schröder Münchmeyer Hengst Investment, Société Générale and Dresdner Bank. He has a degree in Business Administration from the Westfaelische-Wilhelms-Universitaet in Muenster, Germany. He is a member of the Deutsche Vereinigung fuer Finanzanalyse (DVFA). Mr. Schweiger is a native German speaker, and he is also fluent in French and English.

Lazard	Darrin Sokol	Managing Director, Trader.
Mr. Sokol is co-Director of the Equity Trading group. Prior to joining Lazard Asset Management in New York in 2001, Mr. Sokol was a Partner and Senior Equities Trader at Omega Advisors Inc. He began working in the investment field in 1991. Mr. Sokol has both his Series 7 and 3 certifications.

Lazard	Ronald Temple, CFA	Managing Director, Research Analyst.
Mr. Temple is a Managing Director of Lazard Asset Management LLC and a research analyst on the Global Equity Research Platform (financials sector). He began working in the investment field in 1991. Prior to joining Lazard in 2001, Mr. Temple held positions with Deutsche Asset Management and Deutsche Bank Americas in New York, Deutsche Bank Asia/Pacific in Singapore, Deutsche Morgan Grenfell in London, Bank of America NT & SA in San Francisco and Fleet Financial Group in Boston. Mr. Temple received a MPP from Harvard University and a BA in Economics & Public Policy from Duke University.

Lazard	Richard Tutino, CFA	Managing Director, Portfolio Manager.
Mr. Tutino is a Managing Director at Lazard Asset Management LLC and a Portfolio Manager focusing on U.S. equity products; he is also a member of the U.S. Balanced team. He has been working in the investment field since 1986. Prior to joining the firm in 1997, Mr. Tutino was associated with Thorsell, Parker Partners and Dreman Value Management. His other past affiliations include Fahnestock Asset Management and EF Hutton and Company, Inc. Mr. Tutino has a BS in finance from New York University. He is a member of the New York Society of Security Analysts.

Lazard	Markus van de Weyer	Managing Director, Portfolio Manager.
Mr. Van de Weyer is a Managing Director and Portfolio Manager with Lazard Asset Management GmbH in Frankfurt, and has been working in the investment field since 1992. Prior to joining Lazard in 1999, he was a portfolio manager/analyst with Metzler Investment, Commerz International Capital Management and affiliated with Institut für Kredit- und Finanzwirtschaft. He is a native German, a graduate of Ruhr-Universität Bochum and a member of the Deutsche Vereinigung fuer Finanzanalyse (DVFA) in Germany. He is a native German and fluent in English.

Lazard	Tony Willis	Managing Director, Portfolio Manager/Analyst.
Tony Willis is a Managing Director of Lazard Asset Management Limited, in London and is a Portfolio Manager/Analyst on Lazard’s European equities teams. He joined the firm in July 1999 and has been working in the investment field since 1982. Previous affiliations include BZW where he became head of pan-European Research in May 1997, and oversaw the integration of that business into CSFB. He left CSFB in January 1999. Prior to that Mr. Willis worked in a number of stockbrokers’ research departments over a period of 13 years. Mr. Willis gained a degree in Philosophy, Politics and Economics from Oxford in 1982.

Lazard	Alexander E. Zagoreos	Managing Director.
Mr. Zagoreos is a Managing Director of Lazard Asset Management whose primary area of responsibility is emerging-market closed-end investment companies. He began working in the investment field in 1964. Prior to joining Lazard in 1977, he served as a Vice President, International, for Reynolds and Company. Previously he was a Vice President and an oil analyst with Model, Roland and Company, as well as an economic analyst for Esso International. He has a Master of International Affairs and a MBA from Columbia University and a BA from Columbia College.

Advisor and Governing	Name of
Board of Directors	Individual	Business and Other Connections

Mercury Advisors		Investment Advisor

Mercury Advisors	Robert C. Doll, Jr.	President & Director
President of MLIM and member of the Executive Management Committee of ML & Co., Inc. since 2001; Global Chief Investment Officer and Senior Portfolio Manager of MLIM since 1999; Chief Investment Officer of Equities at Oppenheimer Funds, Inc. from 1990 to 1999 and Chief Investment Officer thereof from 1998 to 1999; Executive Vice President of Oppenheimer Funds, Inc. from 1991 to 1999.

Mercury Advisors	Donald C. Burke	Vice President & Treasurer
First Vice President of MLIM and FAM since 1997 and Treasurer thereof since 1999; Senior Vice President and Treasurer of Princeton Services since 1999 and Director since 2004; Vice President of FAMD since 1999; Vice President of MLIM and FAM from 1990 to 1997; Director of MLIM Taxation since 1990.

Mercury Advisors	Jeffrey Hiller	Chief Compliance Officer
Chief Compliance Officer of the MLIM/FAM-advised funds and First Vice President and Chief Compliance Officer of MLIM since 2004; Global Director of Compliance at Morgan Stanley Investment Management from 2002 to 2004; Managing Director and Global Director of Compliance at Citigroup Asset Management from 2000 to 2002; Chief Compliance Officer at Soros Fund Management in 2000; Chief Compliance Officer at Prudential Financial from 1995 to 2000.

Mercury Advisors	Alice A. Pellegrino	Secretary Director (Legal Advisory) of MLIM since 2002; Vice President of MLIM from 1999 to 2002; Attorney with MLIM since 1997.

     AIM Capital Management, Inc. (“AIM Capital”) is an indirect wholly owned subsidiary of AIM Management Group Inc. (“AIM”), a holding company that has been engaged in the financial services business since 1976. The address of AIM is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. AIM Capital was organized in 1986, and, together with its subsidiaries, advises or manages over 200 investment portfolios encompassing a broad range of investment objectives. AIM is an indirect wholly owned subsidiary of AMVESCAP PLC, 11 Devonshire Square, London EC2M 4 YR, United Kingdom. AMVESCAP PLC and its subsidiaries are an independent investment management group engaged in institutional investment management and retail mutual fund businesses in the United States, Europe and the Pacific Region.

     The list required by this item 26 of officers and directors of AIM, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is hereby incorporated by reference to Schedules A and D of Form ADV filed by AIM pursuant to the Advisers Act (SEC File No. 801-15211).

Adviser and Governing
Board of Directors	Name of Individual	Business and Other Connections

MFS Investment Management (“MFS”)		Investment Advisor

MFS	Robert C. Pozen	Chairman

MFS	Robert J. Manning	Director; Chief Executive Officer; Chief Investment Officer and President

MFS	Martin E. Beaulieu	Director; Executive Vice President and Director of Global Distribution

MFS	C. James Prieur	Director

MFS	Donald A. Stewart	Director

MFS	William W. Stinson	Director

MFS	James C. Baillie	Director

MFS	Robin A. Stelmach	Executive Vice President and Chief Operating Officer

MFS	Michael W. Roberge	Senior Vice President, Chief Fixed Income Officer and Director of Fixed Income Research

MFS	Thomas B. Hastings	Senior Vice President and Treasurer

MFS	Joseph E. Lynch	Assistant Treasurer

MFS	Ronald W. Osborne	Director

MFS	William K. O’Brien	Director

MFS	Maria F. Dwyer	Executive Vice President and Chief Regulatory Officer

MFS	Jeffrey N. Carp	Senior Vice President, General Counsel and Secretary

MFS	Paul T. Kirwan	Senior Vice President and Chief Financial Officer

MFS	Michael H. Whitaker	Senior Vice President and Chief Compliance Officer

MFS	Mitchell C. Freestone	Assistant Secretary

MFS	Brian T. Hourihan	Assistant Secretary

MFS	David A. Antonelli	Senior Vice President and Chief Equity Officer

	Name	Business and Other Connections

Oppenheimer Funds, Inc. (“Oppenheimer”)		Investment Advisor

Oppenheimer	Timothy L. Abbuhl	Assistant Vice President

Oppenheimer	Robert Agan	Vice President

Oppenheimer	Erik Anderson	Assistant Vice President

Oppenheimer	Janette Aprilante	Vice President and Secretary

Oppenheimer	Hany S. Ayad	Assistant Vice President

Oppenheimer	Robert Baker	Senior Vice President

Oppenheimer	John Michael Banta	Assistant Vice President

Oppenheimer	Kevin Baum	Vice President

Oppenheimer	Connie Bechtolt	Assistant Vice President

Oppenheimer	Lalit Behal	Assistant Vice President

Oppenheimer	Kathleen Beichert	Vice President

Oppenheimer	Erik S. Berg	Assistant Vice President

Oppenheimer	Rajeev Bhaman	Vice President

Oppenheimer	Mark Binning	Assistant Vice President

Oppenheimer	Robert J. Bishop	Vice President

Oppenheimer	John R. Blomfield	Vice President

Oppenheimer	Chad Boll	Assistant Vice President

Oppenheimer	Lowell Scott Brooks	Vice President

Oppenheimer	Richard Buckmaster	Vice President

Oppenheimer	Mark Burns	Assistant Vice President

	Name	Business and Other Connections

Oppenheimer	Peter V. Cocuzza	Vice President

Oppenheimer	John Damian	Vice President

Oppenheimer	John M. Davis	Assistant Vice President

Oppenheimer	Craig P. Dinsell	Executive Vice President

Oppenheimer	Randall C. Dishmon	Assistant Vice President

Oppenheimer	Rebecca K. Dolan	Vice President

Oppenheimer	Steven D. Dombrower	Vice President

Oppenheimer	Bruce C. Dunbar	Senior Vice President

Oppenheimer	Richard Edmiston	Assistant Vice President

Oppenheimer	Daniel R. Engstrom	Assistant Vice President

Oppenheimer	James Robert Erven	Assistant Vice President

Oppenheimer	George R. Evans	Vice President

Oppenheimer	Edward N. Everett	Vice President

Oppenheimer	Scott T. Farrar	Vice President

Oppenheimer	Ronald H. Fielding	Senior Vice President

Oppenheimer	David Foxhoven	Assistant Vice President

Oppenheimer	Colleen M. Franca	Assistant Vice President

Oppenheimer	Dan Gagliardo	Assistant Vice President

Oppenheimer	Subrata Ghose	Assistant Vice President

Oppenheimer	Charles W. Gilbert	Assistant Vice President

Oppenheimer	Alan C. Gilston	Vice President

Oppenheimer	Jill E. Glazerman	Vice President

Oppenheimer	Bejamin J. Gord	Vice President

	Name	Business and Other Connections

Oppenheimer	Laura Granger	Vice President

Oppenheimer	Robert Grill	Senior Vice President

Oppenheimer	Robert Haley	Assistant Vice President

Oppenheimer	Marilyn Hall	Vice President

Oppenheimer	Kelly Haney	Assistant Vice President

Oppenheimer	Thomas B. Hayes	Vice President

Oppenheimer	Dorothy F. Hirshman	Vice President

Oppenheimer	Scott T. Huebl	Vice President

Oppenheimer	Margaret Hui	Assistant Vice President

Oppenheimer	John Huttlin	Vice President

Oppenheimer	James G. Hyland	Assistant Vice President

Oppenheimer	Steve P. Ilnitzki	Senior Vice President

Oppenheimer	Kathleen T. Ives	Vice President and Assistant Secretary

Oppenheimer	William Jaume	Vice President

Oppenheimer	Frank V. Jennings	Vice President

Oppenheimer	John Jennings	Vice President

Oppenheimer	John Michael Johnson	Assistant Vice President

Oppenheimer	Jennifer E. Kane	Assistant Vice President

Oppenheimer	Lynn O. Keeshan	Senior Vice President

Oppenheimer	Thomas W. Keffer	Senior Vice President

Oppenheimer	Michael Keogh	Vice President

	Name	Business and Other Connections

Oppenheimer	Dimitrios Kourkoulakos	Vice President

Oppenheimer	Guy E. Leaf	Vice President

Oppenheimer	Christopher M. Leavy	Senior Vice President

Oppenheimer	Laura Leitzinger	Vice President

Oppenheimer	Michael S. Levine	Vice President

Oppenheimer	Gang Li	Vice President

Oppenheimer	Shanquan Li	Vice President

Oppenheimer	Mitchell J. Lindauer	Vice President

Oppenheimer	Bill Linden	Assistant Vice President

Oppenheimer	Malissa B. Lischin	Assistant Vice President

Oppenheimer	David P. Lolli	Assistant Vice President

Oppenheimer	Patricia Lovett	Vice President

Oppenheimer	Steve Macchia	Vice President

Oppenheimer	Angelo G. Manioudakis	Senior Vice President

Oppenheimer	Charles L. McKenzie	Senior Vice President

Oppenheimer	Andrew J. Mika	Senior Vice President

Oppenheimer	Nikolaos D. Monoyios	Vice President

	Name	Business and Other Connections

Oppenheimer	Charles Moon	Vice President

Oppenheimer	John Murphy	Chairman, President, Chief Executive Officer & Director

Oppenheimer	Thomas J. Murray	Vice President

Oppenheimer	Kenneth Nadler	Vice President

Oppenheimer	Richard Nichols	Vice President

Oppenheimer	David P. Pellegrino	Vice President

Oppenheimer	Allison C. Pells	Assistant Vice President

Oppenheimer	James F. Phillips	Vice President

Oppenheimer	Raghaw Prasad	Assistant Vice President

Oppenheimer	Jane C. Putnam	Vice President

Oppenheimer	Michael E. Quinn	Vice President

Oppenheimer	Julie S. Radtke	Vice President

Oppenheimer	Brian N. Reid	Assistant Vice President

Oppenheimer	Kristina Richardson	Assistant Vice President

Oppenheimer	David Robertson	Senior Vice President

Oppenheimer	Antoinette Rodriguez	Assistant Vice President

Oppenheimer	Jeffrey S. Rosen	Vice President

Oppenheimer	James H. Ruff	Executive Vice President

Oppenheimer	Andrew Ruotolo	Executive Vice President and Director

Oppenheimer	Rohit Sah	Vice President

Oppenheimer	Valerie Sanders	Vice President

Oppenheimer	Ellen P. Schoenfeld	Vice President

Oppenheimer	Scott A. Schwegel	Assistant Vice President

Oppenheimer	Allan P. Sedmak	Assistant Vice President

Oppenheimer	Jennifer L. Sexton	Vice President

Oppenheimer	Nava Sharma	Vice President

Oppenheimer	Bonnie Sherman	Assistant Vice President

	Name	Business and Other Connections

Oppenheimer	David C. Sitgreaves	Assistant Vice President

Oppenheimer	Edward James Sivigny	Assistant Vice President

Oppenheimer	Enrique H. Smith	Assistant Vice President

Oppenheimer	Keith J. Spencer	Senior Vice President

Oppenheimer	Marco Antonio Spinar	Assistant Vice President

Oppenheimer	Arthur P. Steinmetz	Senior Vice President

Oppenheimer	John P. Stoma	Senior Vice President

Oppenheimer	Michael Stricker	Vice President

Oppenheimer	Deborah A. Sullivan	Assistant Vice President

Oppenheimer	Susan B. Switzer	Vice President

Oppenheimer	Paul Temple	Vice President

Oppenheimer	Eamon Tubridy	Assistant Vice President

Oppenheimer	Cameron Ullyat	Assistant Vice President

Oppenheimer	Mark S. Vandehey	Vice President

Oppenheimer	Maureen Van Norstrand	Vice President

Oppenheimer	Vincent Vermette	Assistant Vice President

Oppenheimer	Teresa M. Ward	Vice President

Oppenheimer	Jerry A. Webman	Senior Vice President

Oppenheimer	Barry D. Weiss	Vice President

Oppenheimer	Melissa Lynn Weiss	Vice President

Oppenheimer	Christine Wells	Vice President

Oppenheimer	Joseph J. Welsh	Vice President

Oppenheimer	Diederick Wermolder	Senior Vice President

Oppenheimer	Catherine M. White	Assistant Vice President

Oppenheimer	William L. Wilby	Senior Vice President

	Name	Business and Other Connections

Oppenheimer	Donna M. Winn	Senior Vice President

Oppenheimer	Brian W. Wixted	Senior Vice President and Treasurer

Oppenheimer	Carol Wolf	Senior Vice President

Oppenheimer	Kurt Wolfgruber	Executive Vice President, Chief Investment Officer and Director

Oppenheimer	Caleb C. Wong	Vice President

Oppenheimer	Edward C. Yoensky	Assistant Vice President

Oppenheimer	Robert G. Zack	Executive Vice President and General Counsel

Oppenheimer	Neal A. Zamore	Vice President

Oppenheimer	Mark D. Zavanelli	Vice President

Oppenheimer	Alex Zhou	Assistant Vice President

Oppenheimer	Arthur J. Zimmer	Senior Vice President

Oppenheimer	Joanne Bardell	Assistant Vice President

Oppenheimer	Jeff Baumgartner	Assistant Vice President

Oppenheimer	Gerald Bellamy	Assistant Vice President

Oppenheimer	Craig Billings	Assistant Vice President

Oppenheimer	Paul Burke	Assistant Vice President

Oppenheimer	Debra Casey	Assistant Vice President

Oppenheimer	Laura Coulston	Assistant Vice President

Oppenheimer	Thomas Doyle	Assistant Vice President

Oppenheimer	Kathy Faber	Assistant Vice President

Oppenheimer	David Falicia	Assistant Vice President

Oppenheimer	Emmanuel Ferreira	Vice President

Oppenheimer	Brian Finley	Assistant Vice President

Oppenheimer	John Forrest	Senior Vice President

Oppenheimer	Dominic Freud	Vice President

Oppenheimer	Steve Hauenstein	Assistant Vice President

Oppenheimer	Dennis Hess	Assistant Vice President

	Name	Business and Other Connections

Oppenheimer	Daniel Hoelscher	Assistant Vice President

Oppenheimer	Edward Hrybenko	Vice President

Oppenheimer	Brian Kramer	Assistant Vice President

Oppenheimer	Tracey Lange	Vice President

Oppenheimer	John Latino	Assistant Vice President

Oppenheimer	Jerry Mandzij	Assistant Vice President

Oppenheimer	LuAnn Mascia	Vice President

Oppenheimer	Elizabeth McCormack	Assistant Vice President

Oppenheimer	Joseph McCovern	Assistant Vice President

Oppenheimer	Christina Nasta	Vice President

Oppenheimer	William Norman	Assistant Vice President

Oppenheimer	Brian Peterson	Assistant Vice President

Oppenheimer	Gary Pilc	Assistant Vice President

Oppenheimer	Marc Reinganum	Vice President

Oppenheimer	Claire Ring	Assistant Vice President

Oppenheimer	Stacy Roode	Vice President

Oppenheimer	Karen Sandler	Assistant Vice President

Oppenheimer	Rudi Schadt	Assistant Vice President

Oppenheimer	Maria Schulte	Assistant Vice President

Oppenheimer	Michael Sussman	Vice President

Oppenheimer	Martin Telles	Senior Vice President

Oppenheimer	Vincent Toner	Assistant Vice President

Oppenheimer	Keith Tucker	Assistant Vice President

Oppenheimer	Philip Witkower	Senior Vice President

Oppenheimer	Lucy Zachman	Assistant Vice President

Oppenheimer	Antulio N. Bomfim	Vice President

Oppenheimer	Michelle Borre Massick	Vice President

Oppenheimer	John Boydell	Assistant Vice President

Oppenheimer	Micheal Bromberg	Assistant Vice President

Oppenheimer	Joan Brunelle	Vice President

	Name	Business and Other Connections

Oppenheimer	Geoffrey Caan	Vice President

Oppenheimer	Catherine Carroll	Assistant Vice President

Oppenheimer	Brett Clark	Assistant Vice President

Oppenheimer	Susan Cornwall	Vice President

Oppenheimer	George Curry	Vice President

Oppenheimer	J. Hayes Foster	Vice President

Oppenheimer	Hazem Gamal	Assistant Vice President

Oppenheimer	Bridget Ireland	Vice President

Oppenheimer	Charles Kandalis	Assistant Vice President

Oppenheimer	Lisa Lamentino	Vice President

Oppenheimer	Kristina Lawrence	Assistant Vice President

Oppenheimer	Randy Legg	Assistant Vice President

Oppenheimer	Dongyan Ma	Assistant Vice President

Oppenheimer	Susan Mattisinko	Vice President

Oppenheimer	John O’Hare	Vice President

Oppenheimer	Lerae A. Palumbo	Vice President

Oppenheimer	David Pfeffer	Senior Vice President and Chief Financial Officer

Oppenheimer	Jill Reiter	Assistant Vice President

Oppenheimer	Stacy Roth	Vice President

Oppenheimer	Kim Russomanno	Assistant Vice President

Oppenheimer	Jennifer Stevens	Assistant Vice President

Oppenheimer	Jeaneen Terrio	Assistant Vice President

Oppenheimer	Lisa Walsh	Assistant Vice President

Oppenheimer	Patricia Walters	Assistant Vice President

Oppenheimer	Annabel Whiting	Assistant Vice President

Oppenheimer	Arthur J. Zimmer	Senior Vice President

Oppenheimer	Michael Amato	Assistant Vice President

Oppenheimer	Tracey Beck Apostolopoulos	Assistant Vice President

Oppenheimer	Lizbeth Aaron-DiGiovanni	Vice President

Oppenheimer	Lisa I. Bloomberg	Vice President

Oppenheimer	Veronika Boesch	Assistant Vice President

Oppenheimer	John Bonnell	Vice President

Oppenheimer	Lisa Chaffee	Assistant Vice President

Oppenheimer	Charles Chibnik	Assistant Vice President

Oppenheimer	Brian Dvorak	Assistant Vice President

Oppenheimer	Thomas Farrell	Assistant Vice President

Oppenheimer	Bradley G. Finkle	Vice President

Oppenheimer	Jordan Foster	Vice President

Oppenheimer	Seth Gelman	Vice President

Oppenheimer	Phillip S. Gillespie	Senior Vice President

Oppenheimer	Joseph Higgins	Vice President

Oppenheimer	Corry E. Hyer	Assistant Vice President

Oppenheimer	Martin S. Korn	Senior Vice President

Oppenheimer	Paul Kunz	Assistant Vice President

Oppenheimer	John W. Land	Assistant Vice President

Oppenheimer	Gayle Leavitt	Assistant Vice President

Oppenheimer	Daniel Lifshey	Assistant Vice President

Oppenheimer	Christie J. Loftus	Vice President

Oppenheimer	Mark H. Madden	Vice President

Oppenheimer	Kathleen Mandzij	Assistant Vice President

Oppenheimer	Lucienne Mercogliano	Assistant Vice President

Oppenheimer	Wayne Miao	Assistant Vice President

Oppenheimer	Jesper Nergaard	Assistant Vice President

Oppenheimer	Matthew O’Donnell	Assistant Vice President

Oppenheimer	Robert Pemble	Assistant Vice President

Oppenheimer	Lori L. Penna	Assistant Vice President

Oppenheimer	Marmeline Petion-Midy	Assistant Vice President

Oppenheimer	Scott Phillips	Vice President

Oppenheimer	Jason Pizzorusso	Assistant Vice President

Oppenheimer	David Poiesz	Senior Vice President

Oppenheimer	Jeffrey Portnoy	Assistant Vice President

Oppenheimer	David Preuss	Assistant Vice President

Oppenheimer	Timothy Ryan	Vice President

Oppenheimer	Mary Sullivan	Assistant Vice President

Oppenheimer	Philip Vottiero	Vice President

Oppenheimer	Adam Weiner	Assistant Vice President

Oppenheimer	Emeline S. Adwers	Vice President

Oppenheimer	Thomas Farrell	Assistant Vice President

Oppenheimer	Justin Leverenz	Vice President

Oppenheimer	Michael Magge	Vice President

Oppenheimer	Meaghan Murphy	Assistant Vice President

Oppenheimer	Brian Szilagyi	Assistant Vice President

Name of Advisor	Name of Individual	BUSINESS AND OTHER CONNECTIONS

Neuberger Berman Management Inc	Maxine Gerson	General Counsel and Secretary NB Management; Senior Vice President and Deputy General Counsel Neuberger Berman, LLC

Neuberger Berman Management Inc	Robert Matza	President and Chief Operating Officer, Neuberger Berman, LLC; Director, NB Management since April 2000. Executive Vice President, Chief Operating Officer and Director, Neuberger Berman Inc. since January 2001.

Neuberger Berman Management Inc	Robert Conti	Senior Vice President, Neuberger Berman, LLC; Senior Vice President, NB Management since November 2000; Vice President, Neuberger Berman Income Funds; Vice President, Neuberger Berman Equity Funds; Vice President, Neuberger Berman Advisers Management Trust; Vice President, Neuberger Berman Real Estate Income Fund Inc.; Vice President, Neuberger Berman Intermediate Municipal Fund Inc.; Vice President Neuberger Berman New York Intermediate Municipal Fund Inc.; Vice President, Neuberger Berman California Intermediate Municipal Fund Inc.; Vice President, Neuberger Berman Realty Income Fund Inc.; Vice President, Neuberger Berman Income Opportunity Fund Inc.; Vice President, Neuberger Berman Real Estate Securities Income Fund Inc.; Vice President, Neuberger Berman Dividend Advantage Fund Inc.

Neuberger Berman Management Inc	Brian P. Gaffney	Managing Director, Neuberger Berman, LLC since 1999, Senior Vice President, NB Management since November 2000. Vice President, Neuberger Berman Income Funds; Vice President, Neuberger Berman Equity Funds; Vice President, Neuberger Berman Advisers Management Trust; Vice President, Neuberger Berman Real Estate Income Fund Inc.; Vice President, Neuberger Berman Intermediate Municipal Fund Inc.; Vice President Neuberger Berman New York Intermediate Municipal Fund Inc.; Vice President, Neuberger Berman California Intermediate Municipal Fund Inc.; Vice President, Neuberger Berman Realty Income Fund Inc.; Vice President, Neuberger Berman Income Opportunity Fund Inc.; Vice President, Neuberger Berman Real Estate Securities Income Fund Inc.; Vice President, Neuberger Berman Dividend Advantage Fund Inc.

Neuberger Berman Management Inc	Jeffrey B. Lane	Chairman, Neuberger Berman, LLC; Director, NB Management since February 2001. Director, Chief Executive Officer and President, Neuberger Berman Inc.; Director, Neuberger Berman
Trust Company from June 1999 until November 2000.

Neuberger Berman Management Inc	Jack L. Rivkin	Executive Vice President, Neuberger Berman, LLC; Director and Chairman of NB Management. Executive Vice President, Neuberger Berman Inc.; President and Director, Neuberger Berman Real Estate Income Fund Inc; President and Director, Neuberger Berman Intermediate Municipal Fund Inc.; President and Director, Neuberger Berman New York Intermediate Municipal Fund Inc.; President and Director, Neuberger Berman California Intermediate Municipal Fund Inc.; President and Trustee, Neuberger Berman Advisers Management Trust; President and Trustee, Neuberger Berman Equity Funds; President and Trustee, Neuberger Berman Income Funds; President and Director, Neuberger Berman Realty Income Fund Inc.; President and Director, Neuberger Berman Income Opportunity Fund Inc.; President and Director, Neuberger Berman Real Estate Securities Income Fund Inc.; President and Neuberger Berman Dividend Advantage Fund Inc.

Name of Advisor	Name of Individual	BUSINESS AND OTHER CONNECTIONS

Neuberger Berman Management Inc	Matthew S. Stadler	Senior Vice President and Chief Financial Officer, Neuberger Berman, LLC; Senior Vice President and Chief Financial
Officer, NB Management since August 2000. Senior Vice President and Chief Financial Officer, Neuberger Berman Inc. since August 2000.

Neuberger Berman Management Inc	Philip R. Carroll	Chief Compliance Officer, NB Management; Vice President and Associate General Counsel Neuberger Berman, LLC
CCO, Neuberger Berman Income Funds; CCO, Neuberger Berman Equity Funds; CCO, Neuberger Berman Advisers Management Trust; CCO, Neuberger Berman Real Estate Income Fund Inc.; CCO, Neuberger Berman Intermediate Municipal Fund Inc.; CCO Neuberger Berman New York Intermediate Municipal Fund Inc.; CCO, Neuberger Berman California Intermediate Municipal Fund Inc.; CCO, Neuberger Berman Realty Income Fund Inc.; CCO, Neuberger Berman Income Opportunity Fund Inc.; CCO, Neuberger Berman Real Estate Securities Income Fund Inc.; CCO, Neuberger Berman Dividend Advantage Fund Inc.; CCO, Lehman Brothers /First Trust Income Opportunity Fund.

Neuberger Berman Management Inc	Peter E. Sundman	President and Director, NB Management; Executive Vice President, Neuberger Berman, LLC. Executive Vice President and Director, Neuberger Berman Inc.; Chairman of the Board, Chief Executive Officer and Trustee, Neuberger Berman Income Funds; Chairman of the Board, Chief Executive Officer and Trustee, Neuberger Berman Advisers Management Trust; Chairman of the Board, Chief Executive Officer and Trustee, Neuberger Berman Equity Funds; Chairman of the Board, Chief Executive Officer and Director, Neuberger Berman Real Estate Income Fund Inc.; Chairman of the Board, Chief Executive Officer and Director, Neuberger Berman Intermediate Municipal Fund Inc.; Chairman of the Board, Chief Executive Officer and Director, Neuberger Berman New York Intermediate Municipal Fund Inc.; Chairman of the Board, Chief Executive Officer and Director, Neuberger Berman California Intermediate Municipal Fund Inc.; Chairman of the Board, Chief Executive Officer and Director, Neuberger Berman Realty Income Fund Inc.; Chairman of the Board, Chief Executive Officer and Director, Neuberger Berman Income Opportunity Fund Inc.; Chairman of the Board, Chief Executive Officer and Director, Neuberger Berman Real Estate Securities Income Fund Inc.; Chairman of the Board, Chief Executive Officer and Director, Neuberger Berman Dividend Advantage Fund Inc.

     The principal address of NB Management, Neuberger Berman, and of each of the investment companies named above, is 605 Third Avenue, New York, New York 10158.

Columbia Management Advisors, Inc.

     The list required by Item 26 of officers and directors of Columbia Management Advisors, Inc. (“Columbia”), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two fiscal years, is hereby incorporated by reference to Schedules A and D of Form ADV filed by Columbia pursuant to the Advisers Act (SEC File No. 801-5930).

Vaughn Nelson Investment Management, L.P.

     Vaughan Nelson Investment Management, L.P. (Vaughan Nelson), a wholly owned subsidiary of IXIS Asset Management North America, L.P., acts as sub adviser to Registrant’s VN Small-Cap Value Portfolio and provides investment advice to a number of other registered investment companies and to other organizations and individuals.

     Certain directors of Vaughan Nelson also serve in director and officer capacities for other affiliates within the IXIS Asset Management North America, L.P. affiliation. Accordingly, the list required by this Item 26 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and partners of Vaughan Nelson during the past two years is incorporated herein by reference to schedules A, C and D of Form ADV filed by Vaughan Nelson pursuant to the Advisers Act (File No. 801-51795; IARD/CRD No. 106975).

Name of Advisor	Name of Individual	Business and Other Connections
Jennison Associates (“Jennison”)	Dennis M. Kass	Director, Chairman and Chief Executive Officer.
Chairman and Manager of Quantitative Management Associates LLC (“QM”); Director and Vice President of Prudential Investment Management, Inc. (“PIM”); and Signatory Second Vice President of The Prudential Insurance Company of America (“PICA”)

Jennison	Spiros Segalas	Director, President and Chief Investment Officer.

Jennison	Ronald K. Andrews	Director.
Senior Vice President of Prudential Investments LLC; Senior Vice President of American Skandia Investment Services, Incorporated; Senior Vice President of American Skandia Advisory Services, Inc.; and Manager of QM.

Jennison	Timothy J. Knierim	Director.
Assistant Secretary of PIM Warehouse, Inc. (“PIMW”); Corporate Secretary of Pramerica Financial Asia Limited; Secretary of Prudential Latin American Investments, Ltd.; Secretary and Vice President of Residential Information Services, Inc.; Signatory Assistant Secretary of PICA; Vice President and Assistant Secretary of PIM; and Manager of QM.

Jennison	Bernard B. Winograd	Director
Director, Chief Executive Officer and President of PIM; Director and Vice President of Prudential Asset Management Holding Company. Director and Chairman of PIMW; Director and Chairman of PIC Holdings Limited; Executive Vice President of Prudential Investment Management Services LLC; Director and President of PIM Investments, Inc.; President of PIM Foreign Investments, Inc.; Signatory Second Vice President of PICA; and Manager of QM.

Jennison	Mirry M. Hwang	Secretary, Vice President and Corporate Counsel

Jennison	Kenneth Moore	Treasurer, Senior Vice President and Chief Financial Officer.
Chief Financial Officer, Manager and Vice President of QM; Vice President of PIM; Director of Prudential Trust Company (“PTC”); and Signatory Second Vice President of PICA.

Jennison	Blair A. Boyer	Executive Vice President.

Jennison	David Chan	Executive Vice President

Jennison	Michael A. Del Balso	Executive Vice President. Vice President of PTC.

Jennison	Thomas F. Doyle	Executive Vice President.

Jennison	Daniel J. Duane	Executive Vice President. Vice President of PTC.

Jennison	Susan F. Hirsch	Executive Vice President.

Jennison	Jonathan R. Longley	Executive Vice President.

Jennison	Mehdi A. Mahmud	Executive Vice President. Vice President of QM.

Jennison	Kathleen A. McCarragher	Executive Vice President. Vice President of PTC.

Jennison	Jeffrey P. Siegel	Executive Vice President.

Jennison	Andrew Goldberg	Senior Vice President. Vice President of QM.

Jennison	Scott L. Hayward	Senior Vice President.
Vice President of PIM and Vice President of QM.

Jennison	Leslie Rolison	Senior Vice President.
Loomis, Sayles & Co., L.P.
Loomis, Sayles & Co., L.P. (Loomis Sayles), subadviser of the Registrant’s Large-Cap Growth Portfolio, provides investment advice to a number of other registered investment companies and to other organizations and individuals.
The list required by this Item 26 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and partners of Loomis Sayles during the past two years is incorporated herein by reference to schedules A, C and D of Form ADV filed by Loomis Sayles pursuant to the Investment Advisers Act of 1940 as amended (the “Advisers Act”) (SEC File No. 801-170; IARD/CRD No. 105377).

Item 27. Principal Underwriters

(a)	Pacific Select Distributors, Inc. (“PSD”) member, NASD & SIPC serves as Distributor of Shares of Pacific Select Fund. PSD is a subsidiary of Pacific Life.

(b)

Name and Principal	Positions and Offices	Positions and Offices
Business Address(22)	with Underwriter	with Registrant

Audrey L. Milfs	Vice President and Secretary	Secretary

Edward R. Byrd	Vice President	None

Gerald W. Robinson	Director, Chairman and CEO	None

John L. Dixon	Director and President	None

Thomas Gibbons	Vice President	None

Michael S. Graham	Vice President	None

Jane M. Guon	Assistant Secretary	None

Adrian S. Griggs	Director, Vice President and Chief Financial Officer	None

M. Kathleen McWard	Vice President	None

Alyce F. Peterson	Vice President	None

Brian D. Klemens	Vice President and Treasurer	Vice President and Treasurer

Peter S. Deering	Director, Senior Vice President, Strategic Growth	None

S. Kendrick Dunn	Assistant Vice President, Compliance	None

Michael A. Bell	Senior Vice President	None

Dewey Bushaw	Senior Vice President	None

Robert C. Hsu	Senior Vice President, Chief Information Officer	None

Martha A. Gates	Vice President	None

Gail L. Cobin	Assistant Vice President	None

Gail H. McIntosh	Assistant Secretary	None

Julia C. McKinney	Assistant Secretary	None

Michael T. McLaughlin	Assistant Secretary	None

Cheryl L. Tobin	Assistant Secretary	None

Stephen J. Toretto	Assistant Secretary	None

Item 28. Location of Accounts and Records

     The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained by Pacific Life at 700 Newport Center Drive, Newport Beach, California 92660 or State Street Bank and Trust Company at 801 Pennsylvania, Kansas City, MO 64105.

     The identity of the person on the other side of the transaction required to be maintained by Registrant pursuant to Rule 17a-7 of the Investment Company Act of 1940 will be maintained by Pacific Life other than portfolios managed by AIM Capital Management, Inc., MFS Investment Management, Mercury Advisors and Van Kampen. The information for AIM Capital Management, Inc. will be maintained by AIM at 11 Greenway Plaza, Houston, TX 77046. Further, AIM may keep information at Iron Mountain, 5530 Gulfton Street, Houston, TX 77081. The information for MFS Investment Management will be maintained by MFS at 500 Boylston Street, 20th Floor, Boston MA 02116. The information for Mercury Advisors will be maintained by Mercury at 800 Scudders Mill Road, Plainboro, NJ 08536. The information for Van Kampen will be maintained by Van Kampen at 1221 Avenue of the Americas, New York, NY 10020.

Item 29. Management Services

     Not applicable

Item 30. Undertakings

     The registrant hereby undertakes:

     Not applicable

22	Principal business address for all individuals listed is 700 Newport Center Drive, Newport Beach, California 92660

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant has duly caused this Post-Effective Amendment No. 61 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Newport Beach in the State of California on the day of October 7, 2005.

PACIFIC SELECT FUND

By:

Thomas C. Sutton*
Chairman of the Board

*By:	/s/ ROBIN S. YONIS
Robin S. Yonis,
as attorney-in-fact pursuant to
power
of attorney filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 61 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Newport Beach in the State of California on this 7th day of October, 2005.

PACIFIC SELECT FUND
By:
Thomas C. Sutton*
Chairman of the Board

*By:	/s/ Robin S. Yonis
Robin S. Yonis, as attorney-in-fact
pursuant to power of attorney filed herewith

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 61 to the Registration Statement of Pacific Select Fund has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

Thomas C. Sutton*	Chairman and Trustee (Chief Executive Officer)	October 7, 2005
Brian D. Klemens*	Vice President and Treasurer (Vice President and Treasurer)	October 7, 2005
Richard L. Nelson*	Trustee	October 7, 2005
Lyman W. Porter*	Trustee	October 7, 2005
Alan Richards*	Trustee	October 7, 2005
Lucie H. Moore*	Trustee	October 7, 2005
G. Thomas Willis*	Trustee	October 7, 2005
Frederick L. Blackmon*	Trustee	October 7, 2005
Nooruddin S. Veerjee*	Trustee	October 7, 2005
/s/ Robin S. Yonis *Robin S. Yonis, as attorney-in-fact pursuant to power of attorney filed herewith		October 7, 2005

Pacific Select Fund Power of Attorney

The undersigned trustees and officers of Pacific Select Fund (the “Fund”) hereby appoint Robin S. Yonis, Diane N. Ledger, Sharon A. Cheever, David R. Carmichael, Jeffrey S. Puretz, Douglas P. Dick, Laurene E. MacElwee, and Katayoun Mobedshahi each individually as their true and lawful attorneys-in-fact (“attorneys”), in all capacities, to do any and all acts and things and to execute in their name and file any and all registration statements, including registration statements on Form N-14, proxy statements, exemptive applications, no-action letter requests, shareholder reports and other regulatory filings made applicable to the Fund and each series of the Fund, and any amendments, exhibits, or supplements thereto, and any instruments necessary or desirable in connection therewith as are required to enable the Fund to comply with provisions of the Securities Act of 1933, as amended, and/or the Securities Exchange Act of 1934, as amended, and/or the Investment Company Act of 1940, as amended, and all requirements and regulations of the Securities and Exchange Commission (“SEC”) in connection with the offer of the shares of beneficial interest of the Fund and each series of the Fund, and to file the same, with other documents in connection herewith, with the SEC, any state securities regulator, any self-regulatory organization or any other governmental or official body (including, without limitation, agencies, commissions and authorities). The undersigned grant to said attorneys full authority to do every act necessary to be done in order to effectuate the same as fully, to all intents and purposes, as he or she could do if personally present, thereby ratifying all that said attorneys may lawfully do or cause to be done by virtue hereof. This Power of Attorney hereby terminates and replaces all other previously executed Power of Attorneys for the Fund related to the above.

The undersigned trustees and officers of Pacific Select Fund hereby execute this Power of Attorney effective the 4th day of April, 2005.

NAME	TITLE

/s/ Thomas C. Sutton Thomas C. Sutton	Chairman and Trustee

/s/ Glenn S. Schafer Glenn S. Schafer	President and Trustee

/s/ Richard L. Nelson Richard L. Nelson	Trustee

/s/ Lyman W. Porter Lyman W. Porter	Trustee

/s/ Alan Richards Alan Richards	Trustee

/s/ Lucie H. Moore Lucie H. Moore	Trustee

/s/ G. Thomas Willis G.Thomas Willis	Trustee

/s/ Cecilia H. Herbert Cecilia H. Herbert	Trustee

/s/ Frederick L. Blackmon Frederick L. Blackmon	Trustee

/s/ Nooruddin S. Veerjee Nooruddin S. Veerjee	Trustee

/s/ Brian D. Klemens Brian D. Klemens	Vice President and Treasurer